UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09333

                     Oppenheimer Main Street Small Cap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

           Date of reporting period: July 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                   5.4%
--------------------------------------------------------------------------------
Specialty Retail                                                            5.0
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              5.0
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    4.6
--------------------------------------------------------------------------------
Software                                                                    4.6
--------------------------------------------------------------------------------
Health Care Providers & Services                                            4.5
--------------------------------------------------------------------------------
Commercial Banks                                                            4.3
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            4.0
--------------------------------------------------------------------------------
Machinery                                                                   3.8
--------------------------------------------------------------------------------
Insurance                                                                   3.6

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Pacific Capital Bancorp                                                     0.3%
--------------------------------------------------------------------------------
Toro Co. (The)                                                              0.3
--------------------------------------------------------------------------------
Cal Dive International, Inc.                                                0.3
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                       0.3
--------------------------------------------------------------------------------
TIBCO Software, Inc.                                                        0.3
--------------------------------------------------------------------------------
AK Steel Holding Corp.                                                      0.3
--------------------------------------------------------------------------------
EarthLink, Inc.                                                             0.3
--------------------------------------------------------------------------------
Genlyte Group, Inc. (The)                                                   0.3
--------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                                             0.3
--------------------------------------------------------------------------------
Paramount Resources Ltd.                                                    0.3

Portfolio holdings and allocations are subject to changes. Percentages are as of December 31, 2004, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.


                    9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
SECTOR ALLOCATION

Information Technology        21.2%
Industrials                   17.7
Consumer Discretionary        16.4
Financials                    12.2
Health Care                   11.3
Energy                         7.9
Materials                      7.2
Consumer Staples               3.5
Utilities                      1.6
Telecommunication Services     1.0

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on common stocks.
--------------------------------------------------------------------------------


                    10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   12 | OPPENHEIMER MAIN STREET SMALL CAP FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING      ENDING        EXPENSES
                             ACCOUNT        ACCOUNT       PAID DURING
                             VALUE          VALUE         6 MONTHS ENDED
                             (7/1/04)       (12/31/04)    DECEMBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual               $1,000.00      $1,133.20     $ 6.45
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00       1,019.10       6.11
--------------------------------------------------------------------------------
Class B Actual                1,000.00       1,129.20      10.65
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00       1,015.18      10.08
--------------------------------------------------------------------------------
Class C Actual                1,000.00       1,129.50      10.27
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00       1,015.53       9.72
--------------------------------------------------------------------------------
Class N Actual                1,000.00       1,131.90       8.07
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00       1,017.60       7.64
--------------------------------------------------------------------------------
Class Y Actual                1,000.00       1,136.40       3.77
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00       1,021.62       3.56

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.20%
--------------------------
Class B          1.98
--------------------------
Class C          1.91
--------------------------
Class N          1.50
--------------------------
Class Y          0.70

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                    13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Aftermarket Technology
Corp. 1                                            29,700          $    478,170
--------------------------------------------------------------------------------
ArvinMeritor, Inc.                                130,300             2,914,811
--------------------------------------------------------------------------------
Autoliv, Inc.                                      52,400             2,530,920
--------------------------------------------------------------------------------
Collins &
Aikman Corp. 1                                     93,400               407,224
--------------------------------------------------------------------------------
Cooper Tire &
Rubber Co.                                         62,200             1,340,410
--------------------------------------------------------------------------------
Dana Corp.                                         62,300             1,079,659
--------------------------------------------------------------------------------
Drew Industries, Inc. 1                            33,000             1,193,610
--------------------------------------------------------------------------------
Dura Automotive
Systems, Inc. 1                                     5,600                60,648
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. 1                                      261,300             3,830,658
--------------------------------------------------------------------------------
Keystone Automotive
Industries, Inc. 1                                 13,000               302,250
--------------------------------------------------------------------------------
Midas, Inc. 1                                     145,000             2,900,000
--------------------------------------------------------------------------------
Modine
Manufacturing Co.                                   1,700                57,409
--------------------------------------------------------------------------------
Shiloh
Industries, Inc. 1                                 35,500               497,000
--------------------------------------------------------------------------------
Spartan Motors, Inc.                               33,500               399,655
--------------------------------------------------------------------------------
Standard Motor
Products, Inc.                                     69,100             1,091,780
--------------------------------------------------------------------------------
Stoneridge, Inc. 1                                 22,900               346,477
--------------------------------------------------------------------------------
Tenneco
Automotive, Inc. 1                                196,100             3,380,764
--------------------------------------------------------------------------------
Visteon Corp.                                     318,300             3,109,791
                                                                   -------------
                                                                     25,921,236

--------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Monaco
Coach Corp.                                        88,100             1,812,217
--------------------------------------------------------------------------------
Thor Industries, Inc.                              31,900             1,181,895
--------------------------------------------------------------------------------
Winnebago
Industries, Inc.                                   92,900             3,628,674
                                                                   -------------
                                                                      6,622,786

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
DISTRIBUTORS--0.4%
Andersons,
Inc. (The)                                          5,200          $    132,600
--------------------------------------------------------------------------------
BlueLinx
Holdings, Inc. 1                                  173,700             2,513,439
--------------------------------------------------------------------------------
Handleman Co.                                     146,300             3,142,524
--------------------------------------------------------------------------------
WESCO
International, Inc. 1                             112,900             3,346,356
                                                                   -------------
                                                                      9,134,919

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.0%
AFC
Enterprises, Inc. 1                                 7,400               175,454
--------------------------------------------------------------------------------
Ambassadors
Group, Inc.                                        49,900             1,776,939
--------------------------------------------------------------------------------
Ameristar
Casinos, Inc.                                      77,000             3,319,470
--------------------------------------------------------------------------------
Applebee's
International, Inc.                                17,400               460,230
--------------------------------------------------------------------------------
Argosy Gaming Co. 1                                57,400             2,680,580
--------------------------------------------------------------------------------
Aztar Corp. 1                                      51,300             1,791,396
--------------------------------------------------------------------------------
Bally Total Fitness
Holding Corp. 1                                    34,600               146,704
--------------------------------------------------------------------------------
BJ's Restaurants, Inc. 1                           26,700               373,800
--------------------------------------------------------------------------------
Bluegreen Corp. 1                                 170,000             3,371,100
--------------------------------------------------------------------------------
Caesars
Entertainment, Inc. 1                              75,500             1,520,570
--------------------------------------------------------------------------------
California Pizza
Kitchen, Inc. 1                                   111,298             2,559,854
--------------------------------------------------------------------------------
CBRL Group, Inc.                                   47,300             1,979,505
--------------------------------------------------------------------------------
CEC
Entertainment, Inc. 1                             170,250             6,804,893
--------------------------------------------------------------------------------
Checkers Drive-In
Restaurants, Inc. 1                                26,800               359,120
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                39,700             2,302,600
--------------------------------------------------------------------------------
Ctrip.com
International
Ltd., ADR 1                                        35,100             1,615,302


                    14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Dave & Buster's, Inc. 1                           134,900          $  2,724,980
--------------------------------------------------------------------------------
Domino's Pizza, Inc.                               64,700             1,151,660
--------------------------------------------------------------------------------
Dover Downs Gaming
& Entertainment, Inc.                              42,400               555,440
--------------------------------------------------------------------------------
Frisch's
Restaurants, Inc.                                     800                19,064
--------------------------------------------------------------------------------
Gaylord Entertainment
Co., Cl. A 1                                       74,700             3,102,291
--------------------------------------------------------------------------------
Great Wolf
Resorts, Inc. 1                                   125,500             2,803,670
--------------------------------------------------------------------------------
Isle of Capri
Casinos, Inc. 1                                   176,000             4,514,400
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                           168,500             6,212,595
--------------------------------------------------------------------------------
La Quinta Corp. 1                                 464,800             4,225,032
--------------------------------------------------------------------------------
Landry's
Restaurants, Inc.                                  25,400               738,124
--------------------------------------------------------------------------------
Lone Star Steakhouse
& Saloon, Inc.                                     29,400               823,200
--------------------------------------------------------------------------------
Monarch Casino &
Resort, Inc. 1                                     40,850             1,656,468
--------------------------------------------------------------------------------
Navigant
International, Inc. 1                              60,700               738,719
--------------------------------------------------------------------------------
O'Charley's, Inc. 1                                10,100               197,455
--------------------------------------------------------------------------------
Outback
Steakhouse, Inc.                                   10,000               457,800
--------------------------------------------------------------------------------
P.F. Chang's China
Bistro, Inc. 1                                     31,359             1,767,080
--------------------------------------------------------------------------------
Papa John's
International, Inc. 1                              56,500             1,945,860
--------------------------------------------------------------------------------
Pinnacle
Entertainment, Inc. 1                              79,900             1,580,422
--------------------------------------------------------------------------------
Rare Hospitality
International, Inc. 1                              29,700               946,242
--------------------------------------------------------------------------------
Red Robin Gourmet
Burgers, Inc. 1                                     9,900               529,353
--------------------------------------------------------------------------------
Ryan's Restaurant
Group, Inc. 1                                      37,750               582,105
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                     24,100               574,544
--------------------------------------------------------------------------------
Six Flags, Inc. 1                                 496,100             2,664,057
--------------------------------------------------------------------------------
Sonic Corp. 1                                      89,450             2,728,225

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Speedway
Motorsports, Inc.                                  14,800          $    579,864
--------------------------------------------------------------------------------
Steak n Shake
Co. (The) 1                                        66,500             1,335,320
--------------------------------------------------------------------------------
The9 Ltd., ADR 1                                   50,500             1,192,810
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1                               48,700             1,091,854
                                                                   -------------
                                                                     78,676,151

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.2%
American Greetings
Corp., Cl. A                                      238,900             6,056,115
--------------------------------------------------------------------------------
Avatar
Holdings, Inc. 1                                    2,500               120,250
--------------------------------------------------------------------------------
Bassett Furniture
Industries, Inc.                                   11,700               229,613
--------------------------------------------------------------------------------
Beazer Homes
USA, Inc.                                          19,600             2,865,716
--------------------------------------------------------------------------------
Black &
Decker Corp.                                       27,600             2,437,908
--------------------------------------------------------------------------------
Blount
International, Inc. 1                             143,400             2,498,028
--------------------------------------------------------------------------------
Brookfield
Homes Corp.                                        20,500               694,950
--------------------------------------------------------------------------------
Champion
Enterprises, Inc. 1                                37,800               446,796
--------------------------------------------------------------------------------
Chromcraft
Revington, Inc. 1                                   5,300                65,190
--------------------------------------------------------------------------------
Comstock
Homebuilding Cos.,
Inc., Cl. A 1                                      74,500             1,621,865
--------------------------------------------------------------------------------
CSS Industries, Inc.                               49,850             1,583,236
--------------------------------------------------------------------------------
Enesco Group, Inc. 1                                3,000                24,240
--------------------------------------------------------------------------------
Ethan Allen
Interiors, Inc.                                    89,000             3,561,780
--------------------------------------------------------------------------------
Furniture Brands
International, Inc.                               190,000             4,759,500
--------------------------------------------------------------------------------
Interface, Inc., Cl. A 1                           36,400               362,908
--------------------------------------------------------------------------------
KB Home                                             7,000               730,800
--------------------------------------------------------------------------------
Kimball
International,
Inc., Cl. B                                        45,100               667,931
--------------------------------------------------------------------------------
La-Z-Boy, Inc.                                     43,100               662,447


                    15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Leggett & Platt, Inc.                              38,400          $  1,091,712
--------------------------------------------------------------------------------
Levitt Corp., Cl. A                                21,500               657,255
--------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                               6,665               576,123
--------------------------------------------------------------------------------
Maytag Corp.                                       29,200               616,120
--------------------------------------------------------------------------------
Meritage
Homes Corp. 1                                      41,800             4,710,860
--------------------------------------------------------------------------------
Mestek, Inc. 1                                      6,900               124,890
--------------------------------------------------------------------------------
Movado Group, Inc.                                  7,900               147,335
--------------------------------------------------------------------------------
National Presto
Industries, Inc.                                    3,700               168,350
--------------------------------------------------------------------------------
Ryland Group,
Inc. (The)                                         37,900             2,180,766
--------------------------------------------------------------------------------
Snap-On, Inc.                                      53,800             1,848,568
--------------------------------------------------------------------------------
Standard
Pacific Corp.                                      22,300             1,430,322
--------------------------------------------------------------------------------
Stanley Furniture
Co., Inc.                                          43,700             1,964,315
--------------------------------------------------------------------------------
Stanley Works (The)                                43,700             2,140,863
--------------------------------------------------------------------------------
Technical Olympic
USA, Inc.                                          85,350             2,166,183
--------------------------------------------------------------------------------
Tupperware Corp.                                  148,200             3,070,704
--------------------------------------------------------------------------------
Universal
Electronics, Inc. 1                                61,100             1,075,360
--------------------------------------------------------------------------------
Whirlpool Corp.                                    17,000             1,176,570
--------------------------------------------------------------------------------
William Lyon
Homes, Inc. 1                                         200                14,048
--------------------------------------------------------------------------------
Yankee Candle,
Inc. (The) 1                                       75,700             2,511,726
                                                                   -------------
                                                                     57,061,343

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
1-800-FLOWERS.com,
Inc. 1                                             28,800               242,208
--------------------------------------------------------------------------------
Audible, Inc. 1                                    68,300             1,779,215
--------------------------------------------------------------------------------
GSI Commerce, Inc. 1                               37,500               666,750
--------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                       161,100             3,305,772
--------------------------------------------------------------------------------
J. Jill Group, Inc. 1                              49,900               743,011
--------------------------------------------------------------------------------
Provide
Commerce, Inc. 1                                   22,200               824,730

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL Continued
ValueVision Media,
Inc., Cl. A 1                                     101,800          $  1,416,038
                                                                   -------------
                                                                      8,977,724

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
Action Performance
Cos., Inc.                                        125,675             1,381,168
--------------------------------------------------------------------------------
Arctic Cat, Inc.                                   31,500               835,380
--------------------------------------------------------------------------------
Callaway Golf Co.                                 106,400             1,436,400
--------------------------------------------------------------------------------
Hasbro, Inc.                                       78,200             1,515,516
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1                              67,400             1,490,214
--------------------------------------------------------------------------------
Marine
Products Corp.                                     11,400               297,654
--------------------------------------------------------------------------------
MarineMax, Inc. 1                                  22,400               666,624
--------------------------------------------------------------------------------
Marvel
Enterprises, Inc. 1                               199,800             4,091,904
--------------------------------------------------------------------------------
Nautilus Group,
Inc. (The)                                        270,400             6,535,568
--------------------------------------------------------------------------------
Oakley, Inc.                                        5,300                67,575
--------------------------------------------------------------------------------
Polaris
Industries, Inc.                                   19,900             1,353,598
--------------------------------------------------------------------------------
RC2 Corp. 1                                        95,200             3,103,520
--------------------------------------------------------------------------------
SCP Pool Corp.                                    134,950             4,304,905
--------------------------------------------------------------------------------
Steinway Musical
Instruments, Inc. 1                                55,800             1,614,852
                                                                   -------------
                                                                     28,694,878

--------------------------------------------------------------------------------
MEDIA--1.4%
4Kids Entertainment,
Inc. 1                                             71,500             1,502,930
--------------------------------------------------------------------------------
Advo, Inc.                                         17,650               629,223
--------------------------------------------------------------------------------
Beasley Broadcast
Group, Inc., Cl. A 1                                  800                14,024
--------------------------------------------------------------------------------
Carmike
Cinemas, Inc.                                      10,400               379,600
--------------------------------------------------------------------------------
Catalina
Marketing Corp.                                   171,500             5,081,545
--------------------------------------------------------------------------------
Charter
Communications,
Inc., Cl. A 1                                     583,800             1,307,712

                    16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Entravision
Communications
Corp. 1                                            70,700          $    590,345
--------------------------------------------------------------------------------
Gemstar-TV Guide
International, Inc. 1                             130,200               770,784
--------------------------------------------------------------------------------
Getty Images, Inc. 1                               19,900             1,370,115
--------------------------------------------------------------------------------
Gray Television, Inc.                              25,900               401,450
--------------------------------------------------------------------------------
Harte-Hanks, Inc.                                  14,000               363,720
--------------------------------------------------------------------------------
Hearst-Argyle
Television, Inc.                                   15,600               411,528
--------------------------------------------------------------------------------
Hollinger
International, Inc.                                20,300               318,304
--------------------------------------------------------------------------------
Insight
Communications
Co., Inc. 1                                        58,300               540,441
--------------------------------------------------------------------------------
Lakes Gaming, Inc. 1                               38,100               620,649
--------------------------------------------------------------------------------
Lin TV Corp. 1                                     39,200               748,720
--------------------------------------------------------------------------------
Martha Stewart
Living Omnimedia,
Inc., Cl. A 1                                      88,900             2,579,878
--------------------------------------------------------------------------------
Media General, Inc.,
Cl. A                                               5,300               343,493
--------------------------------------------------------------------------------
Mediacom
Communications
Corp. 1                                           348,500             2,178,125
--------------------------------------------------------------------------------
Meredith Corp.                                     21,400             1,159,880
--------------------------------------------------------------------------------
New Frontier
Media, Inc. 1                                       9,000                71,271
--------------------------------------------------------------------------------
Playboy Enterprises,
Inc., Cl. B 1                                      31,400               385,906
--------------------------------------------------------------------------------
PRIMEDIA, Inc. 1                                   50,200               190,760
--------------------------------------------------------------------------------
ProQuest Co. 1                                      9,400               279,180
--------------------------------------------------------------------------------
Pulitzer, Inc.                                      1,700               110,245
--------------------------------------------------------------------------------
R.H.
Donnelley Corp. 1                                  43,700             2,580,485
--------------------------------------------------------------------------------
Radio One,
Inc., Cl. D 1                                      33,400               538,408
--------------------------------------------------------------------------------
Readers Digest Assn.,
Inc. (The),
Cl. A, Non-Vtg.                                   179,200             2,492,672

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Salem
Communications
Corp., Cl. A 1                                     92,300          $  2,302,885
--------------------------------------------------------------------------------
Thomas Nelson, Inc.                                64,400             1,455,440
--------------------------------------------------------------------------------
TiVo, Inc. 1                                      150,000               880,500
--------------------------------------------------------------------------------
Westwood
One, Inc. 1                                        49,000             1,319,570
--------------------------------------------------------------------------------
Wiley (John) & Sons,
Inc., Cl. A                                        30,000             1,045,200
--------------------------------------------------------------------------------
World Wrestling
Federation
Entertainment, Inc.                               161,000             1,952,930
--------------------------------------------------------------------------------
WPT
Enterprises, Inc. 1                                18,900               321,300
                                                                   -------------
                                                                     37,239,218

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Big Lots, Inc. 1                                   51,700               627,121
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                            118,600             3,186,782
--------------------------------------------------------------------------------
Shopko Stores, Inc. 1                             143,000             2,671,240
--------------------------------------------------------------------------------
Stage Stores, Inc. 1                               81,100             3,367,272
--------------------------------------------------------------------------------
Stein Mart, Inc. 1                                254,900             4,348,594
                                                                   -------------
                                                                     14,201,009

--------------------------------------------------------------------------------
SPECIALTY RETAIL--5.0%
A.C. Moore Arts &
Crafts, Inc. 1                                     13,800               397,578
--------------------------------------------------------------------------------
Aaron Rents, Inc.                                 102,650             2,566,250
--------------------------------------------------------------------------------
Abercrombie &
Fitch Co., Cl. A                                   54,500             2,558,775
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                               153,900             4,529,277
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc.                                   48,000             2,260,800
--------------------------------------------------------------------------------
AnnTaylor
Stores Corp. 1                                     26,400               568,392
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                 27,700               532,117
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                            107,000             3,452,890
--------------------------------------------------------------------------------
bebe stores, inc.                                  56,025             1,511,555
--------------------------------------------------------------------------------
Big 5 Sporting
Goods Corp.                                        99,100             2,887,774
--------------------------------------------------------------------------------
Blair Corp.                                        36,100             1,287,326
--------------------------------------------------------------------------------
Borders Group, Inc.                               152,500             3,873,500


                    17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Brookstone, Inc. 1                                 94,175          $  1,841,121
--------------------------------------------------------------------------------
Buckle, Inc. (The)                                 31,200               920,400
--------------------------------------------------------------------------------
Build-A-Bear-
Workshop, Inc. 1                                   33,600             1,181,040
--------------------------------------------------------------------------------
Building Materials
Holding Corp.                                      99,894             3,824,941
--------------------------------------------------------------------------------
Burlington Coat
Factory
Warehouse Corp.                                    66,800             1,516,360
--------------------------------------------------------------------------------
Casual Male Retail
Group, Inc. 1                                      42,200               229,990
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                 100,100             2,884,882
--------------------------------------------------------------------------------
Charlotte Russe
Holding, Inc. 1                                    82,300               831,230
--------------------------------------------------------------------------------
Charming
Shoppes, Inc. 1                                   682,400             6,394,088
--------------------------------------------------------------------------------
Children's Place
Retail Stores, Inc. 1                              86,700             3,210,501
--------------------------------------------------------------------------------
Christopher &
Banks Corp.                                        43,100               795,195
--------------------------------------------------------------------------------
Circuit City Stores,
Inc./Circuit
City Group                                        150,400             2,352,256
--------------------------------------------------------------------------------
Claire's Stores, Inc.                             143,800             3,055,750
--------------------------------------------------------------------------------
CSK Auto Corp. 1                                   58,000               970,920
--------------------------------------------------------------------------------
Deb Shops, Inc.                                     2,000                50,080
--------------------------------------------------------------------------------
Dress Barn,
Inc. (The) 1                                      145,200             2,555,520
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1                                  112,800             4,843,632
--------------------------------------------------------------------------------
Finish Line, Inc.
(The), Cl. A                                      162,600             2,975,580
--------------------------------------------------------------------------------
Finlay
Enterprises, Inc. 1                                16,000               316,640
--------------------------------------------------------------------------------
GameStop Corp. 1                                  184,200             4,118,712
--------------------------------------------------------------------------------
GameStop
Corp., Cl. B 1                                      6,288               140,914
--------------------------------------------------------------------------------
Genesco, Inc. 1                                    37,300             1,161,522
--------------------------------------------------------------------------------
Goody's Family
Clothing, Inc.                                    150,700             1,377,398
--------------------------------------------------------------------------------
Guess?, Inc. 1                                    219,900             2,759,745

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Haverty Furniture
Cos., Inc.                                         60,600          $  1,121,100
--------------------------------------------------------------------------------
Hibbett Sporting
Goods, Inc. 1                                     112,287             2,987,957
--------------------------------------------------------------------------------
Hollywood
Entertainment
Corp. 1                                            46,100               603,449
--------------------------------------------------------------------------------
Hot Topic, Inc. 1                                  26,200               450,378
--------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                              23,100               636,174
--------------------------------------------------------------------------------
Jos. A. Banks
Clothiers, Inc. 1                                  19,625               555,388
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The) 1                                      122,400             3,911,904
--------------------------------------------------------------------------------
Michaels Stores, Inc.                              83,400             2,499,498
--------------------------------------------------------------------------------
Movie Gallery, Inc.                                79,100             1,508,437
--------------------------------------------------------------------------------
NetFlix.com, Inc. 1                                 7,500                92,475
--------------------------------------------------------------------------------
Office Depot, Inc. 1                              153,100             2,657,816
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                218,625             4,866,593
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1                               59,400             1,787,346
--------------------------------------------------------------------------------
Party City Corp. 1                                  7,100                91,803
--------------------------------------------------------------------------------
Payless
ShoeSource, Inc. 1                                191,700             2,357,910
--------------------------------------------------------------------------------
Petco Animal
Supplies, Inc. 1                                   32,600             1,287,048
--------------------------------------------------------------------------------
PETsMART, Inc.                                     29,600             1,051,688
--------------------------------------------------------------------------------
Pier 1 Imports, Inc.                               59,500             1,172,150
--------------------------------------------------------------------------------
Regis Corp.                                        31,600             1,458,340
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                              29,700               787,050
--------------------------------------------------------------------------------
Rent-Way, Inc. 1                                   14,700               117,747
--------------------------------------------------------------------------------
Restoration
Hardware, Inc. 1                                  207,200             1,189,328
--------------------------------------------------------------------------------
Sonic
Automotive, Inc.                                   25,000               620,000
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                             34,300             1,024,884
--------------------------------------------------------------------------------
Syms Corp. 1                                        7,400                89,910
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                47,200             1,285,256
--------------------------------------------------------------------------------
Too, Inc. 1                                       122,400             2,993,904
--------------------------------------------------------------------------------
Toys R Us, Inc. 1                                 119,800             2,452,306
--------------------------------------------------------------------------------
Trans World
Entertainment Corp. 1                             173,100             2,158,557


                    18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Tuesday
Morning Corp. 1                                    20,700          $    634,041
--------------------------------------------------------------------------------
Tweeter Home
Entertainment
Group, Inc. 1                                      37,800               258,930
--------------------------------------------------------------------------------
United Auto
Group, Inc.                                        51,200             1,515,008
--------------------------------------------------------------------------------
Zale Corp. 1                                      233,800             6,983,606
                                                                   -------------
                                                                    129,942,632

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Brown Shoe Co., Inc.                                2,700                80,541
--------------------------------------------------------------------------------
Cherokee, Inc.                                     10,400               366,912
--------------------------------------------------------------------------------
Deckers
Outdoor Corp. 1                                    34,100             1,602,359
--------------------------------------------------------------------------------
Hartmarx Corp. 1                                  183,500             1,425,795
--------------------------------------------------------------------------------
Jones Apparel
Group, Inc.                                        45,600             1,667,592
--------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                              131,100             3,817,632
--------------------------------------------------------------------------------
Kellwood Co.                                       71,600             2,470,200
--------------------------------------------------------------------------------
Kenneth Cole
Productions,
Inc., Cl. A                                        11,900               367,234
--------------------------------------------------------------------------------
Phillips/Van
Heusen Corp.                                       63,300             1,709,100
--------------------------------------------------------------------------------
Russell Corp.                                      22,800               444,144
--------------------------------------------------------------------------------
Skechers U.S.A.,
Inc., Cl. A 1                                     169,400             2,195,424
--------------------------------------------------------------------------------
Timberland Co.,
Cl. A 1                                            54,100             3,390,447
--------------------------------------------------------------------------------
Tommy
Hilfiger Corp. 1                                   92,100             1,038,888
--------------------------------------------------------------------------------
Warnaco Group,
Inc. (The) 1                                       47,100             1,017,360
--------------------------------------------------------------------------------
Wolverine World
Wide, Inc.                                        203,800             6,403,396
                                                                   -------------
                                                                     27,997,024

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Adolph Coors Co.,
Cl. B                                               1,600               121,072

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
Boston Beer Co.,
Inc., Cl. A 1                                      64,400          $  1,369,788
--------------------------------------------------------------------------------
Hansen
Natural Corp. 1                                    45,700             1,663,937
--------------------------------------------------------------------------------
National
Beverage Corp.                                     17,100               142,272
--------------------------------------------------------------------------------
PepsiAmericas,
Inc.                                               71,700             1,522,908
                                                                   -------------
                                                                      4,819,977

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
7-Eleven, Inc. 1                                  168,200             4,028,390
--------------------------------------------------------------------------------
Arden Group,
Inc., Cl. A                                        10,198             1,024,639
--------------------------------------------------------------------------------
BJ's Wholesale
Club, Inc. 1                                      137,900             4,017,027
--------------------------------------------------------------------------------
Casey's General
Stores, Inc.                                       43,500               789,525
--------------------------------------------------------------------------------
Great Atlantic &
Pacific Tea Co.,
Inc. (The) 1                                       75,400               772,850
--------------------------------------------------------------------------------
Ingles Markets, Inc.,
Cl. A                                               8,968               111,114
--------------------------------------------------------------------------------
Longs Drug
Stores, Inc.                                      139,000             3,832,230
--------------------------------------------------------------------------------
Nash Finch Co.                                     92,400             3,489,024
--------------------------------------------------------------------------------
Penn Traffic
Co. (The) 1                                         1,200                   144
--------------------------------------------------------------------------------
Rite Aid Corp. 1                                  543,000             1,987,380
--------------------------------------------------------------------------------
Ruddick Corp.                                     155,700             3,377,133
--------------------------------------------------------------------------------
Smart & Final, Inc. 1                              48,000               690,720
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                    59,600             2,057,392
--------------------------------------------------------------------------------
Weis Markets, Inc.                                 38,300             1,477,231
--------------------------------------------------------------------------------
Winn-Dixie
Stores, Inc.                                      460,200             2,093,910
                                                                   -------------
                                                                     29,748,709

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Alico, Inc. 1                                       1,200                70,224
--------------------------------------------------------------------------------
Cal-Maine
Foods, Inc.                                       162,500             1,964,625


                    19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Chiquita Brands
International, Inc. 1                              89,400          $  1,972,164
--------------------------------------------------------------------------------
Corn Products
International, Inc.                               116,200             6,223,672
--------------------------------------------------------------------------------
Darling
International, Inc. 1                             466,600             2,034,376
--------------------------------------------------------------------------------
Del Monte
Foods Co. 1                                        88,000               969,760
--------------------------------------------------------------------------------
Farmer
Brothers Co.                                        1,000                24,240
--------------------------------------------------------------------------------
Flowers Foods, Inc.                               103,900             3,281,162
--------------------------------------------------------------------------------
J&J Snack
Foods Corp. 1                                      25,823             1,266,102
--------------------------------------------------------------------------------
Lancaster
Colony Corp.                                       49,300             2,113,491
--------------------------------------------------------------------------------
Lance, Inc.                                       106,600             2,028,598
--------------------------------------------------------------------------------
M&F
Worldwide Corp. 1                                  27,900               379,998
--------------------------------------------------------------------------------
Omega
Protein Corp. 1                                    58,900               506,540
--------------------------------------------------------------------------------
Pilgrim's Pride
Corp., Cl. B                                       60,200             1,846,936
--------------------------------------------------------------------------------
Sanderson
Farms, Inc.                                        77,300             3,345,544
--------------------------------------------------------------------------------
Smithfield
Foods, Inc. 1                                      16,400               485,276
                                                                   -------------
                                                                     28,512,708

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Chattem, Inc. 1                                    61,200             2,025,720
--------------------------------------------------------------------------------
Energizer
Holdings, Inc. 1                                   39,000             1,937,910
--------------------------------------------------------------------------------
Nu Skin Asia Pacific,
Inc., Cl. A                                       200,900             5,098,842
--------------------------------------------------------------------------------
Rayovac Corp. 1                                   189,500             5,791,120
                                                                   -------------
                                                                     14,853,592

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.4%
Del
Laboratories, Inc. 1                               36,592             1,271,572
--------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                           120,607             2,863,210
--------------------------------------------------------------------------------
Inter Parfums, Inc.                                14,600               232,140

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS Continued
Mannatech, Inc.                                   186,200          $  3,545,248
--------------------------------------------------------------------------------
Nature's Sunshine
Products, Inc.                                     96,300             1,960,668
--------------------------------------------------------------------------------
NBTY, Inc. 1                                       80,400             1,930,404
                                                                   -------------
                                                                     11,803,242

--------------------------------------------------------------------------------
TOBACCO--0.1%
Star Scientific, Inc. 1                           247,100             1,256,504
--------------------------------------------------------------------------------
Vector Group Ltd.                                  26,700               444,021
                                                                   -------------
                                                                      1,700,525

--------------------------------------------------------------------------------
ENERGY--7.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.4%
Atwood
Oceanics, Inc. 1                                   66,500             3,464,650
--------------------------------------------------------------------------------
Cal Dive
International, Inc. 1                             179,750             7,324,813
--------------------------------------------------------------------------------
Carbo Ceramics, Inc.                               31,400             2,166,600
--------------------------------------------------------------------------------
CHC Helicopter
Corp., Cl. A                                       29,300             1,248,151
--------------------------------------------------------------------------------
Diamond Offshore
Drilling, Inc.                                     79,800             3,195,990
--------------------------------------------------------------------------------
Dril-Quip, Inc. 1                                   9,600               232,896
--------------------------------------------------------------------------------
Ensign Resource
Service Group, Inc.                               187,000             3,915,895
--------------------------------------------------------------------------------
Grant Prideco, Inc. 1                             146,100             2,929,305
--------------------------------------------------------------------------------
Gulf Island
Fabrication, Inc.                                  71,200             1,554,296
--------------------------------------------------------------------------------
Hydril Co. 1                                       55,000             2,503,050
--------------------------------------------------------------------------------
Key Energy
Services, Inc. 1                                   55,000               649,000
--------------------------------------------------------------------------------
Lone Star
Technologies, Inc. 1                               76,400             2,556,344
--------------------------------------------------------------------------------
Maverick
Tube Corp. 1                                      114,600             3,472,380
--------------------------------------------------------------------------------
NS Group, Inc. 1                                  135,200             3,758,560
--------------------------------------------------------------------------------
Oceaneering
International, Inc. 1                              22,500               839,700
--------------------------------------------------------------------------------
Offshore
Logistics, Inc. 1                                  45,600             1,480,632
--------------------------------------------------------------------------------
Oil States
International, Inc. 1                             181,200             3,495,348


                    20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Pason Systems, Inc.                                  40,000        $  1,235,238
--------------------------------------------------------------------------------
Pioneer Drilling Co. 1                               70,600             712,354
--------------------------------------------------------------------------------
Precision
Drilling Corp. 1                                     21,700           1,367,762
--------------------------------------------------------------------------------
Pride
International, Inc. 1                                62,500           1,283,750
--------------------------------------------------------------------------------
RPC, Inc.                                            34,900             876,688
--------------------------------------------------------------------------------
Superior Energy
Services, Inc. 1                                      1,500              23,115
--------------------------------------------------------------------------------
Technicoil Corp. 1                                   92,900             202,869
--------------------------------------------------------------------------------
Tetra
Technologies, Inc. 1                                 11,600             328,280
--------------------------------------------------------------------------------
Todco, Cl. A 1                                       28,200             519,444
--------------------------------------------------------------------------------
Total Energy
Services Ltd. 1                                     225,300           1,284,312
--------------------------------------------------------------------------------
Trican Well
Service Ltd. 1                                       86,700           4,812,044
--------------------------------------------------------------------------------
Universal
Compression
Holdings, Inc. 1                                     90,400           3,155,864
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                  41,200             923,292
                                                                   -------------
                                                                     61,512,622

--------------------------------------------------------------------------------
OIL & GAS--5.4%
Ashland, Inc.                                        23,800           1,389,444
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                 584,000           1,657,222
--------------------------------------------------------------------------------
ATP Oil &
Gas Corp. 1                                          14,200             263,836
--------------------------------------------------------------------------------
Berry Petroleum
Co., Cl. A                                           39,000           1,860,300
--------------------------------------------------------------------------------
Bill Barrett Corp. 1                                 78,000           2,495,220
--------------------------------------------------------------------------------
Blizzard Energy, Inc. 1                           1,343,600           2,915,628
--------------------------------------------------------------------------------
Cabot Oil & Gas
Corp., Cl. A                                         70,400           3,115,200
--------------------------------------------------------------------------------
Callon
Petroleum Co. 1                                     100,600           1,454,676
--------------------------------------------------------------------------------
Canadian Superior
Energy, Inc. 1                                      297,224             473,812
--------------------------------------------------------------------------------
Cimarex Energy Co. 1                                175,070           6,635,153
--------------------------------------------------------------------------------
Clear Energy, Inc. 1                                377,566           1,701,670
--------------------------------------------------------------------------------
Comstock
Resources, Inc. 1                                   105,500           2,326,275

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Crew Energy, Inc. 1                                 127,729          $  890,153
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                48,100             312,731
--------------------------------------------------------------------------------
Daylight
Energy Trust 1                                      467,100           3,742,570
--------------------------------------------------------------------------------
Denbury
Resources, Inc. 1                                   140,700           3,862,215
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                 86,000           1,398,222
--------------------------------------------------------------------------------
Edge
Petroleum Corp. 1                                    13,100             190,998
--------------------------------------------------------------------------------
Encore
Acquisition Co. 1                                    13,900             485,249
--------------------------------------------------------------------------------
Energy Partners Ltd. 1                              232,200           4,706,694
--------------------------------------------------------------------------------
Esprit Energy Trust,
Cl. A                                                38,850             398,827
--------------------------------------------------------------------------------
Fairborne
Energy Ltd. 1, 2                                     69,500             698,973
--------------------------------------------------------------------------------
Find Energy Ltd. 1, 6                                92,600             316,099
--------------------------------------------------------------------------------
Find Energy Ltd. 1, 6                               371,900           1,269,516
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                   71,900           2,280,668
--------------------------------------------------------------------------------
Frontier Oil Corp.                                  204,000           5,438,640
--------------------------------------------------------------------------------
General
Maritime Corp. 1                                     39,800           1,590,010
--------------------------------------------------------------------------------
Giant
Industries, Inc. 1                                   39,600           1,049,796
--------------------------------------------------------------------------------
Harvest Natural
Resources, Inc. 1                                   178,100           3,075,787
--------------------------------------------------------------------------------
Holly Corp.                                          47,800           1,332,186
--------------------------------------------------------------------------------
Houston
Exploration Co. 1                                    48,900           2,753,559
--------------------------------------------------------------------------------
KCS Energy, Inc. 1                                  111,400           1,646,492
--------------------------------------------------------------------------------
Ketch
Resources Ltd. 1                                    126,600           1,785,703
--------------------------------------------------------------------------------
Lightning
Energy Ltd. 1                                        13,900              50,233
--------------------------------------------------------------------------------
Lightning
Energy Ltd. 1, 3                                    185,600             635,326
--------------------------------------------------------------------------------
Magnum Hunter
Resources, Inc. 1                                   398,400           5,139,360
--------------------------------------------------------------------------------
Maritrans, Inc.                                      41,500             754,055
--------------------------------------------------------------------------------
Meridian Resource
Corp. (The) 1                                       162,600             983,730

                    21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Midnight Oil
Exploration Ltd. 1                                233,550          $    662,747
--------------------------------------------------------------------------------
Mission
Resources Corp. 1                                  78,700               459,608
--------------------------------------------------------------------------------
Noble Energy, Inc.                                 20,000             1,233,200
--------------------------------------------------------------------------------
OMI Corp.                                         105,500             1,777,675
--------------------------------------------------------------------------------
OPTI Canada, Inc. 1                                53,700               870,835
--------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                        14,500               800,400
--------------------------------------------------------------------------------
Paramount
Resources Ltd. 1                                  312,000             7,004,799
--------------------------------------------------------------------------------
Patina Oil &
Gas Corp.                                          58,900             2,208,750
--------------------------------------------------------------------------------
Penn Virginia Corp.                                78,900             3,200,973
--------------------------------------------------------------------------------
Petroleum
Development Corp. 1                                77,180             2,976,833
--------------------------------------------------------------------------------
Plains Exploration &
Production Co. 1                                  133,701             3,476,226
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                48,100               341,234
--------------------------------------------------------------------------------
ProspEx
Resources Ltd. 1                                   85,640               235,874
--------------------------------------------------------------------------------
ProspEx
Resources Ltd. 1, 3                                49,700               125,623
--------------------------------------------------------------------------------
Range
Resources Corp.                                    76,200             1,559,052
--------------------------------------------------------------------------------
Real Resources, Inc. 1                            186,800             1,845,939
--------------------------------------------------------------------------------
Remington Oil &
Gas Corp. 1                                       115,500             3,147,375
--------------------------------------------------------------------------------
Resource America,
Inc., Cl. A                                        35,000             1,137,500
--------------------------------------------------------------------------------
Southwestern
Energy Co. 1                                       13,800               699,522
--------------------------------------------------------------------------------
St. Mary Land &
Exploration Co.                                    80,800             3,372,592
--------------------------------------------------------------------------------
StarPoint
Energy Ltd. 1                                     672,800             2,976,122
--------------------------------------------------------------------------------
Stelmar
Shipping Ltd.                                      54,300             2,590,653
--------------------------------------------------------------------------------
Stone Energy Corp. 1                               13,900               626,751
--------------------------------------------------------------------------------
Sunoco, Inc.                                       33,900             2,769,969
--------------------------------------------------------------------------------
Swift Energy Co. 1                                 96,800             2,801,392
--------------------------------------------------------------------------------
Tesoro Corp. 1                                    155,100             4,941,486

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Thunder
Energy, Inc. 1                                    279,863          $  1,751,845
--------------------------------------------------------------------------------
TKE Energy Trust 1                                236,000             1,883,036
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                               318,100               783,203
--------------------------------------------------------------------------------
Tusk Energy Corp. 1, 3                            275,000               641,292
--------------------------------------------------------------------------------
VAALCO
Energy, Inc. 1                                     60,800               235,904
--------------------------------------------------------------------------------
Vintage
Petroleum, Inc.                                   231,800             5,259,542
--------------------------------------------------------------------------------
Whiting
Petroleum Corp. 1                                  60,100             1,818,025
--------------------------------------------------------------------------------
World Fuel
Services Corp.                                     37,200             1,852,560
                                                                   -------------
                                                                    141,144,765
FINANCIALS--12.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Harris & Harris
Group, Inc. 1                                      46,400               760,032
--------------------------------------------------------------------------------
National Financial
Partners Corp.                                    131,100             5,086,680
--------------------------------------------------------------------------------
SWS Group, Inc.                                   109,000             2,389,280
                                                                   -------------
                                                                      8,235,992

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.3%
Alliance
Financial Corp.                                     4,100               125,050
--------------------------------------------------------------------------------
AmericanWest
Bancorporation                                     35,510               719,078
--------------------------------------------------------------------------------
Anchor BanCorp
Wisconsin, Inc.                                    47,600             1,387,540
--------------------------------------------------------------------------------
Arrow
Financial Corp.                                       750                23,250
--------------------------------------------------------------------------------
Associated
Banc-Corp.                                         50,878             1,689,658
--------------------------------------------------------------------------------
Astoria
Financial Corp.                                    20,600               823,382
--------------------------------------------------------------------------------
BancorpSouth, Inc.                                 11,900               290,003
--------------------------------------------------------------------------------
Bank of
Hawaii Corp.                                       23,600             1,197,464
--------------------------------------------------------------------------------
Bank of the
Ozarks, Inc.                                        9,200               313,076


                    22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
BankAtlantic
Bancorp, Inc.                                      64,300          $  1,279,570
--------------------------------------------------------------------------------
Banner Corp.                                       10,000               311,900
--------------------------------------------------------------------------------
Berkshire Hills
Bancorp, Inc.                                      21,200               787,580
--------------------------------------------------------------------------------
Camco
Financial Corp.                                     5,000                77,000
--------------------------------------------------------------------------------
Camden
National Corp.                                      1,700                66,997
--------------------------------------------------------------------------------
Capital City Bank
Group, Inc.                                         3,525               147,345
--------------------------------------------------------------------------------
Capital Corp. of
the West                                            4,700               220,905
--------------------------------------------------------------------------------
Capitol Bancorp Ltd.                                7,400               260,628
--------------------------------------------------------------------------------
Center
Financial Corp.                                    21,400               428,428
--------------------------------------------------------------------------------
CFS Bancorp, Inc.                                   2,300                32,821
--------------------------------------------------------------------------------
Chemical
Financial Corp.                                    20,295               871,061
--------------------------------------------------------------------------------
Citizens First
Bancorp, Inc.                                      36,300               877,734
--------------------------------------------------------------------------------
City Holding Co.                                   90,800             3,290,592
--------------------------------------------------------------------------------
Colonial BancGroup,
Inc. (The)                                         95,000             2,016,850
--------------------------------------------------------------------------------
Columbia Banking
System, Inc.                                       46,406             1,159,686
--------------------------------------------------------------------------------
Commercial
Federal Corp.                                      20,800               617,968
--------------------------------------------------------------------------------
Community
Bancorp, Inc. 1                                     7,500               229,500
--------------------------------------------------------------------------------
Community Bank
System, Inc.                                      150,200             4,243,150
--------------------------------------------------------------------------------
Community Trust
Bancorp, Inc.                                       9,328               301,854
--------------------------------------------------------------------------------
Corus
Bankshares, Inc.                                   10,800               518,508
--------------------------------------------------------------------------------
CVB Financial Corp.                                 6,131               162,839
--------------------------------------------------------------------------------
Dime Community
Bancshares, Inc.                                   44,325               793,861
--------------------------------------------------------------------------------
Downey
Financial Corp.                                    28,500             1,624,500

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
East West
Bancorp, Inc.                                      27,600          $  1,158,096
--------------------------------------------------------------------------------
Fidelity
Bankshares, Inc.                                   40,765             1,743,111
--------------------------------------------------------------------------------
First BanCorp                                       9,300               590,643
--------------------------------------------------------------------------------
First Citizens
BancShares,
Inc., Cl. A                                         9,700             1,438,025
--------------------------------------------------------------------------------
First Commonwealth
Financial Corp.                                   153,700             2,365,443
--------------------------------------------------------------------------------
First Defiance
Financial Corp.                                    14,700               418,509
--------------------------------------------------------------------------------
First Financial Corp.                               5,800               203,174
--------------------------------------------------------------------------------
First Financial
Holdings, Inc.                                     38,600             1,263,764
--------------------------------------------------------------------------------
First
Merchants Corp.                                     7,310               206,873
--------------------------------------------------------------------------------
First Midwest
Bancorp, Inc.                                      11,000               399,190
--------------------------------------------------------------------------------
First National
Bankshares of
Florida, Inc.                                      28,285               676,012
--------------------------------------------------------------------------------
First Place
Financial Corp.                                    65,563             1,467,956
--------------------------------------------------------------------------------
First Republic Bank                                52,900             2,803,700
--------------------------------------------------------------------------------
FirstFed
Financial Corp. 1                                  29,500             1,530,165
--------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                             38,400               867,840
--------------------------------------------------------------------------------
Flushing
Financial Corp.                                    21,490               431,089
--------------------------------------------------------------------------------
Foothill Independent
Bancorp                                               931                21,860
--------------------------------------------------------------------------------
Frontier
Financial Corp.                                     2,400                92,664
--------------------------------------------------------------------------------
GB&T
Bancshares, Inc.                                   22,300               537,876
--------------------------------------------------------------------------------
Glacier Bancorp, Inc.                              40,900             1,392,236
--------------------------------------------------------------------------------
Greater Bay Bancorp                               115,100             3,208,988
--------------------------------------------------------------------------------
Hancock
Holding Co.                                         8,600               287,756
--------------------------------------------------------------------------------
Harbor Florida
Bancshares, Inc.                                   48,000             1,661,280


                    23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Hibernia Corp., Cl. A                              67,300          $  1,986,023
--------------------------------------------------------------------------------
Home
Federal Bancorp                                    12,500               315,238
--------------------------------------------------------------------------------
Horizon
Financial Corp.                                     1,900                39,102
--------------------------------------------------------------------------------
Hudson River
Bancorp, Inc.                                      29,600               585,784
--------------------------------------------------------------------------------
Hudson
United Bancorp                                     16,300               641,894
--------------------------------------------------------------------------------
Independence
Community
Bank Corp.                                         19,400               826,052
--------------------------------------------------------------------------------
Independent Bank
Corp., Michigan                                    54,615             1,629,165
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                     51,200             1,763,840
--------------------------------------------------------------------------------
ITLA Capital Corp. 1                                4,500               264,555
--------------------------------------------------------------------------------
Macatawa
Bank Corp.                                          5,521               178,273
--------------------------------------------------------------------------------
MainSource Financial
Group, Inc.                                         4,480               106,982
--------------------------------------------------------------------------------
Mercantile
Bank Corp.                                            460                18,170
--------------------------------------------------------------------------------
NASB Financial, Inc.                               10,966               438,201
--------------------------------------------------------------------------------
National
Bankshares, Inc.                                    6,100               326,472
--------------------------------------------------------------------------------
NBT Bancorp, Inc.                                  31,000               797,320
--------------------------------------------------------------------------------
Net.B@nk, Inc.                                    111,100             1,156,551
--------------------------------------------------------------------------------
Oak Hill
Financial, Inc.                                     6,000               232,740
--------------------------------------------------------------------------------
Old Second
Bancorp, Inc.                                       3,700               117,956
--------------------------------------------------------------------------------
Oriental Financial
Group, Inc.                                        25,960               734,928
--------------------------------------------------------------------------------
Pacific
Capital Bancorp                                   231,499             7,868,651
--------------------------------------------------------------------------------
Parkvale
Financial Corp.                                     4,400               126,676
--------------------------------------------------------------------------------
PennRock Financial
Services Corp.                                     14,380               559,526
--------------------------------------------------------------------------------
PFF Bancorp, Inc.                                  72,380             3,353,365

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Provident
Bankshares Corp.                                   40,284          $  1,465,129
--------------------------------------------------------------------------------
Provident Financial
Holdings, Inc.                                      9,950               287,058
--------------------------------------------------------------------------------
R&G Financial
Corp., Cl. B                                      139,700             5,431,536
--------------------------------------------------------------------------------
Republic
Bancorp, Inc.                                     128,632             1,965,497
--------------------------------------------------------------------------------
Republic Bancorp,
Inc., Cl. A                                        44,382             1,140,617
--------------------------------------------------------------------------------
S&T Bancorp, Inc.                                   5,900               222,371
--------------------------------------------------------------------------------
Santander BanCorp                                   7,220               217,755
--------------------------------------------------------------------------------
Seacoast Banking
Corp. of Florida                                   44,870               998,358
--------------------------------------------------------------------------------
Silicon Valley
Bancshares 1                                      116,100             5,203,602
--------------------------------------------------------------------------------
Sky Financial
Group, Inc.                                         8,000               229,360
--------------------------------------------------------------------------------
Sound Federal
Bancorp, Inc.                                       3,600                58,500
--------------------------------------------------------------------------------
Southside
Bancshares, Inc.                                    2,885                65,922
--------------------------------------------------------------------------------
Southwest
Bancorp, Inc.                                      42,100             1,030,608
--------------------------------------------------------------------------------
State Bancorp, Inc.                                14,473               398,008
--------------------------------------------------------------------------------
State Financial
Services Corp.                                     78,200             2,353,820
--------------------------------------------------------------------------------
Sterling Bancorp                                   53,190             1,502,618
--------------------------------------------------------------------------------
Sterling Financial
Corp. (Western US)                                143,722             5,642,526
--------------------------------------------------------------------------------
Sun Bancorp, Inc.                                  15,276               381,594
--------------------------------------------------------------------------------
TCF Financial Corp.                                13,800               443,532
--------------------------------------------------------------------------------
Texas Capital
Bancshares, Inc. 1                                 10,000               216,200
--------------------------------------------------------------------------------
TierOne Corp.                                      45,900             1,140,615
--------------------------------------------------------------------------------
Union
Bankshares Corp.                                   10,400               399,672
--------------------------------------------------------------------------------
United
Bankshares, Inc.                                   22,100               843,115
--------------------------------------------------------------------------------
United Community
Financial Corp.                                    15,700               175,840


                    24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Univest Corp.
of Pennsylvania                                      2,500         $    115,050
--------------------------------------------------------------------------------
Vineyard National
Bancorp Co.                                          5,500              180,730
--------------------------------------------------------------------------------
Waypoint
Financial Corp.                                     35,085              994,660
--------------------------------------------------------------------------------
Webster
Financial Corp.                                     30,399            1,539,405
--------------------------------------------------------------------------------
WesBanco, Inc.                                      15,600              498,732
--------------------------------------------------------------------------------
WSFS
Financial Corp.                                     48,700            2,937,584
                                                                   -------------
                                                                    113,803,506

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Advance America
Cash Advance
Centers, Inc. 1                                    109,200            2,500,680
--------------------------------------------------------------------------------
ASTA Funding, Inc.                                  66,300            1,779,492
--------------------------------------------------------------------------------
MoneyGram
International, Inc.                                156,500            3,308,410
                                                                   -------------
                                                                      7,588,582

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Ace Cash
Express, Inc. 1                                      7,200              213,552
--------------------------------------------------------------------------------
Advanta Corp., Cl. B                                44,700            1,084,869
--------------------------------------------------------------------------------
Affiliated Managers
Group, Inc. 1                                      103,550            7,014,477
--------------------------------------------------------------------------------
American Capital
Strategies Ltd.                                     26,900              897,115
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                 23,100              564,795
--------------------------------------------------------------------------------
Archipelago
Holdings, Inc. 1                                    15,300              320,994
--------------------------------------------------------------------------------
Cash America
International, Inc.                                 65,500            1,947,315
--------------------------------------------------------------------------------
CompuCredit Corp. 1                                129,400            3,537,796
--------------------------------------------------------------------------------
E*TRADE
Financial Corp. 1                                  175,800            2,628,210
--------------------------------------------------------------------------------
First Albany
Cos., Inc.                                          15,500              150,350
--------------------------------------------------------------------------------
First Cash Financial
Services, Inc. 1                                    49,100            1,311,461

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Gabelli Asset
Management, Inc.                                   55,100          $  2,673,452
--------------------------------------------------------------------------------
Gladstone
Capital Corp.                                         600                14,220
--------------------------------------------------------------------------------
Investment
Technology
Group, Inc. 1                                      54,100             1,082,000
--------------------------------------------------------------------------------
MarketAxess
Holdings, Inc. 1                                   15,100               256,851
--------------------------------------------------------------------------------
Medallion
Financial Corp.                                    20,900               202,730
--------------------------------------------------------------------------------
Metris Cos., Inc. 1                               139,400             1,777,350
--------------------------------------------------------------------------------
Piper Jaffray
Cos., Inc.                                         43,800             2,100,210
--------------------------------------------------------------------------------
Providian
Financial Corp. 1                                  83,600             1,376,892
--------------------------------------------------------------------------------
Raymond James
Financial, Inc.                                    29,600               917,008
--------------------------------------------------------------------------------
Sanders Morris
Harris Group, Inc.                                 49,700               885,157
--------------------------------------------------------------------------------
SEI Investments Co.                                40,800             1,710,744
--------------------------------------------------------------------------------
United PanAm
Financial Corp. 1                                   8,500               162,010
--------------------------------------------------------------------------------
WFS Financial, Inc.                                51,000             2,589,780
--------------------------------------------------------------------------------
World
Acceptance Corp. 1                                 41,400             1,138,914
                                                                   -------------
                                                                     36,558,252

--------------------------------------------------------------------------------

INSURANCE--3.6%
--------------------------------------------------------------------------------
Affirmative Insurance
Holdings, Inc.                                     94,404             1,589,763
--------------------------------------------------------------------------------
Alfa Corp.                                         54,000               819,990
--------------------------------------------------------------------------------
Allmerica
Financial Corp. 1                                  73,500             2,413,005
--------------------------------------------------------------------------------
American Financial
Group, Inc.                                        69,900             2,188,569
--------------------------------------------------------------------------------
American Physicians
Capital, Inc. 1                                    21,800               785,236
--------------------------------------------------------------------------------
AmerUs Group Co.                                  133,100             6,029,430
--------------------------------------------------------------------------------
Arch Capital
Group Ltd. 1                                       34,600             1,339,020
--------------------------------------------------------------------------------
Argonaut
Group, Inc. 1                                      10,700               226,091


                    25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Aspen Insurance
Holdings Ltd.                                      31,800          $    779,736
--------------------------------------------------------------------------------
Baldwin & Lyons,
Inc., Cl. B, Non-Vtg.                               3,800               101,802
--------------------------------------------------------------------------------
Commerce Group,
Inc. (The)                                         48,500             2,960,440
--------------------------------------------------------------------------------
Danielson
Holding Corp. 1                                    74,400               628,680
--------------------------------------------------------------------------------
Delphi Financial
Group, Inc., Cl. A                                 96,750             4,465,013
--------------------------------------------------------------------------------
Direct General Corp.                               26,400               847,440
--------------------------------------------------------------------------------
Donegal Group,
Inc., Cl. A                                        47,400             1,086,882
--------------------------------------------------------------------------------
EMC Insurance
Group, Inc.                                         2,000                43,280
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                     1,156                52,795
--------------------------------------------------------------------------------
First American
Corp. (The)                                        36,000             1,265,040
--------------------------------------------------------------------------------
FPIC Insurance
Group, Inc. 1                                      60,800             2,151,104
--------------------------------------------------------------------------------
Great American
Financial
Resources, Inc.                                    15,300               265,761
--------------------------------------------------------------------------------
HCC Insurance
Holdings, Inc.                                     25,400               841,248
--------------------------------------------------------------------------------
Horace Mann
Educators Corp.                                   117,300             2,238,084
--------------------------------------------------------------------------------
Independence
Holding Co.                                         7,160               132,102
--------------------------------------------------------------------------------
Infinity Property &
Casualty Corp.                                     70,100             2,467,520
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                  28,000             1,218,280
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc.                             104,000             5,608,720
--------------------------------------------------------------------------------
Markel Corp. 1                                      1,300               473,200
--------------------------------------------------------------------------------
Meadowbrook
Insurance
Group, Inc. 1                                      21,600               107,784
--------------------------------------------------------------------------------
Mercury
General Corp.                                      16,000               958,720

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
National Western
Life Insurance
Co., Cl. A 1                                        4,200          $    699,762
--------------------------------------------------------------------------------
Odyssey Re
Holdings Corp.                                    115,100             2,901,671
--------------------------------------------------------------------------------
Ohio
Casualty Corp. 1                                  220,800             5,124,768
--------------------------------------------------------------------------------
Old Republic
International Corp.                                69,500             1,758,350
--------------------------------------------------------------------------------
Penn-America
Group, Inc.                                        29,600               446,960
--------------------------------------------------------------------------------
Philadelphia
Consolidated
Holding Co. 1                                      49,500             3,273,930
--------------------------------------------------------------------------------
Phoenix Cos.,
Inc. (The)                                         59,100               738,750
--------------------------------------------------------------------------------
PMA Capital
Corp., Cl. A 1                                     55,200               571,320
--------------------------------------------------------------------------------
ProCentury Corp.                                  141,200             1,750,880
--------------------------------------------------------------------------------
Protective Life Corp.                              34,800             1,485,612
--------------------------------------------------------------------------------
Pxre Group Ltd.                                    15,200               383,192
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                   18,700               906,015
--------------------------------------------------------------------------------
RLI Corp.                                          30,600             1,272,042
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc.                                        21,500               669,725
--------------------------------------------------------------------------------
Selective Insurance
Group, Inc.                                        97,300             4,304,552
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                        56,500             4,661,250
--------------------------------------------------------------------------------
State Auto
Financial Corp.                                   101,200             2,616,020
--------------------------------------------------------------------------------
Stewart Information
Services Corp.                                     42,800             1,782,620
--------------------------------------------------------------------------------
Triad Guaranty, Inc. 1                              5,700               344,736
--------------------------------------------------------------------------------
UICI                                               42,500             1,440,750
--------------------------------------------------------------------------------
United Fire &
Casualty Co.                                       48,400             1,631,564
--------------------------------------------------------------------------------
Unitrin, Inc.                                       4,600               209,070
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                 356,600             5,516,602

                    26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                  SHARES             SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
UnumProvident
Corp.                                             79,300           $  1,422,642
--------------------------------------------------------------------------------
Vesta Insurance
Group, Inc.                                      161,100                592,848
--------------------------------------------------------------------------------
Zenith National
Insurance Corp.                                   53,100              2,646,504
                                                                   -------------
                                                                     93,236,870

--------------------------------------------------------------------------------
REAL ESTATE--1.6%
Acadia Realty Trust                               14,100                229,830
--------------------------------------------------------------------------------
Agree Realty Corp.                                56,600              1,793,654
--------------------------------------------------------------------------------
Alexandria Real
Estate Equities, Inc.                              6,600                491,172
--------------------------------------------------------------------------------
Arden Realty, Inc.                                18,800                709,136
--------------------------------------------------------------------------------
Associated Estates
Realty Corp.                                      14,100                144,102
--------------------------------------------------------------------------------
Brandywine
Realty Trust                                      28,200                828,798
--------------------------------------------------------------------------------
Camden
Property Trust                                    20,700              1,055,700
--------------------------------------------------------------------------------
Capital
Automotive REIT                                   18,800                667,870
--------------------------------------------------------------------------------
Capital Trust, Cl. A                                 100                  3,071
--------------------------------------------------------------------------------
Capstead
Mortgage Corp.                                    14,100                148,614
--------------------------------------------------------------------------------
CarrAmerica
Realty Corp.                                      14,100                465,300
--------------------------------------------------------------------------------
CB Richard Ellis
Group, Inc., Cl. A 1                              37,000              1,241,350
--------------------------------------------------------------------------------
CBL & Associates
Properties, Inc.                                   9,400                717,690
--------------------------------------------------------------------------------
Colonial
Properties Trust                                   9,400                369,138
--------------------------------------------------------------------------------
Consolidated-Tomoka
Land Co.                                           6,700                288,100
--------------------------------------------------------------------------------
Cornerstone Realty
Income Trust, Inc.                                 9,400                 93,812
--------------------------------------------------------------------------------
Corporate Office
Properties Trust                                  14,100                413,835
--------------------------------------------------------------------------------
Correctional
Properties Trust                                  20,500                592,040
--------------------------------------------------------------------------------
CRT Properties, Inc.                              18,800                448,568

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Equity Inns, Inc.                                 113,100          $  1,327,794
--------------------------------------------------------------------------------
First Industrial
Realty Trust, Inc.                                 23,500               957,155
--------------------------------------------------------------------------------
Friedman, Billings,
Ramsey Group, Inc.,
Cl. A                                              64,800             1,256,472
--------------------------------------------------------------------------------
Glenborough Realty
Trust, Inc.                                         9,400               200,032
--------------------------------------------------------------------------------
Health Care
REIT, Inc.                                         37,600             1,434,440
--------------------------------------------------------------------------------
Healthcare Realty
Trust, Inc.                                        18,900               769,230
--------------------------------------------------------------------------------
Heritage Property
Investment Trust                                    6,600               211,794
--------------------------------------------------------------------------------
Highwoods
Properties, Inc.                                   28,200               781,140
--------------------------------------------------------------------------------
Impac Mortgage
Holdings, Inc.                                     18,800               426,196
--------------------------------------------------------------------------------
Jones Lang
LaSalle, Inc. 1                                    86,600             3,239,706
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                16,000               684,000
--------------------------------------------------------------------------------
Lexington Corporate
Properties Trust                                   32,900               742,882
--------------------------------------------------------------------------------
LTC Properties, Inc.                               12,200               242,902
--------------------------------------------------------------------------------
Mack-Cali
Realty Corp.                                       18,800               865,364
--------------------------------------------------------------------------------
Maguire
Properties, Inc.                                   16,900               464,074
--------------------------------------------------------------------------------
Mid-America
Apartment
Communities, Inc.                                  18,800               774,936
--------------------------------------------------------------------------------
Mills Corp.                                        23,500             1,498,360
--------------------------------------------------------------------------------
Nationwide Health
Properties, Inc.                                   47,100             1,118,625
--------------------------------------------------------------------------------
Novastar
Financial, Inc.                                    18,800               930,600
--------------------------------------------------------------------------------
Omega Healthcare
Investors, Inc.                                    14,100               166,380
--------------------------------------------------------------------------------
Pan Pacific Retail
Properties, Inc.                                   16,000             1,003,200
--------------------------------------------------------------------------------
Pennsylvania
Real Estate
Investment Trust                                   23,500             1,005,800


                    27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Prentiss
Properties Trust                                    6,800          $    259,760
--------------------------------------------------------------------------------
PS Business
Parks, Inc.                                         6,600               297,660
--------------------------------------------------------------------------------
Ramco-Gershenson
Properties Trust                                   26,500               854,625
--------------------------------------------------------------------------------
Redwood Trust, Inc.                                 9,400               583,646
--------------------------------------------------------------------------------
Regency
Centers Corp.                                       9,700               537,380
--------------------------------------------------------------------------------
Senior Housing
Properties Trust                                   40,000               757,600
--------------------------------------------------------------------------------
Simon Property
Group, Inc.                                         1,702               110,068
--------------------------------------------------------------------------------
SL Green
Realty Corp.                                       14,100               853,755
--------------------------------------------------------------------------------
Spirit Finance Corp. 1                            154,000             1,948,100
--------------------------------------------------------------------------------
Stratus
Properties, Inc. 1                                 18,666               293,990
--------------------------------------------------------------------------------
Tanger Factory
Outlet Centers, Inc.                               67,800             1,793,988
--------------------------------------------------------------------------------
Town &
Country Trust                                      11,300               312,219
--------------------------------------------------------------------------------
Trammell Crow Co. 1                                41,100               744,321
--------------------------------------------------------------------------------
Trizec
Properties, Inc.                                   28,200               533,544
--------------------------------------------------------------------------------
United
Capital Corp. 1                                     3,500                79,275
--------------------------------------------------------------------------------
United Dominion
Realty Trust, Inc.                                 14,100               349,680
--------------------------------------------------------------------------------
Ventas, Inc.                                       23,500               644,135
                                                                   -------------
                                                                     41,756,608

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Accredited
Home Lenders
Holding Co. 1                                      49,200             2,444,256
--------------------------------------------------------------------------------
Bank Mutual Corp.                                 108,094             1,315,504
--------------------------------------------------------------------------------
CharterMac                                         22,000               537,680
--------------------------------------------------------------------------------
Clifton Savings
Bancorp, Inc.                                      27,200               330,480
--------------------------------------------------------------------------------
Commercial Capital
Bancorp, Inc.                                      54,800             1,270,264

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
Fremont
General Corp.                                     109,300          $  2,752,174
--------------------------------------------------------------------------------
KBNT Bancorp, Inc.                                 17,300               292,370
--------------------------------------------------------------------------------
NewAlliance
Bancshares, Inc.                                   72,300             1,106,190
--------------------------------------------------------------------------------
Radian Group, Inc.                                 48,300             2,571,492
                                                                   -------------
                                                                     12,620,410

--------------------------------------------------------------------------------
HEALTH CARE--11.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Abgenix, Inc. 1                                   157,600             1,629,584
--------------------------------------------------------------------------------
Affymetrix, Inc. 1                                 37,100             1,356,005
--------------------------------------------------------------------------------
Alexion
Pharmaceuticals, Inc. 1                             9,200               231,840
--------------------------------------------------------------------------------
Aphton Corp. 1                                     19,600                60,956
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                  115,600             2,417,196
--------------------------------------------------------------------------------
Array
BioPharma, Inc. 1                                 249,800             2,378,096
--------------------------------------------------------------------------------
Bioenvision, Inc. 1                                67,800               607,488
--------------------------------------------------------------------------------
Bone Care
International, Inc. 1                              95,000             2,645,750
--------------------------------------------------------------------------------
Caliper Life
Sciences, Inc. 1                                   36,100               271,833
--------------------------------------------------------------------------------
Celgene Corp. 1                                    44,800             1,188,544
--------------------------------------------------------------------------------
Charles River
Laboratories
International, Inc. 1                              14,820               681,868
--------------------------------------------------------------------------------
Corgentech, Inc. 1                                 20,500               169,740
--------------------------------------------------------------------------------
deCODE
genetics, Inc. 1                                   34,839               272,093
--------------------------------------------------------------------------------
Durect Corp. 1                                     51,100               167,608
--------------------------------------------------------------------------------
Dusa
Pharmaceuticals, Inc. 1                            11,400               163,020
--------------------------------------------------------------------------------
Enzo Biochem, Inc.                                 36,500               710,655
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                  32,500             1,469,325
--------------------------------------------------------------------------------
ID Biomedical Corp. 1                              68,900             1,025,921
--------------------------------------------------------------------------------
ImmunoGen, Inc. 1                                  34,000               300,560
--------------------------------------------------------------------------------
Incyte Corp. 1                                     60,200               601,398
--------------------------------------------------------------------------------
Medarex, Inc. 1                                   125,000             1,347,500
--------------------------------------------------------------------------------
Medicines Co. (The) 1                             101,600             2,926,080


                    28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Millennium
Pharmaceuticals, Inc. 1                            52,700          $    638,724
--------------------------------------------------------------------------------
Myriad
Genetics, Inc. 1                                   79,100             1,780,541
--------------------------------------------------------------------------------
NeoPharm, Inc. 1                                   18,500               231,435
--------------------------------------------------------------------------------
Northfield
Laboratories, Inc. 1                               42,900               967,395
--------------------------------------------------------------------------------
Onyx
Pharmaceuticals, Inc. 1                            50,400             1,632,456
--------------------------------------------------------------------------------
Orchid
Biosciences, Inc. 1                                44,100               507,150
--------------------------------------------------------------------------------
OSI
Pharmaceuticals, Inc. 1                            38,900             2,911,665
--------------------------------------------------------------------------------
Regeneron
Pharmaceuticals, Inc. 1                            71,000               653,910
--------------------------------------------------------------------------------
Savient
Pharmaceuticals, Inc. 1                            32,400                87,804
--------------------------------------------------------------------------------
Techne Corp. 1                                     18,900               735,210
--------------------------------------------------------------------------------
Telik, Inc. 1                                      31,200               597,168
--------------------------------------------------------------------------------
Third Wave
Technologies, Inc. 1                              228,800             1,967,680
--------------------------------------------------------------------------------
Trimeris, Inc. 1                                   57,100               809,107
--------------------------------------------------------------------------------
United
Therapeutics Corp. 1                               66,000             2,979,900
--------------------------------------------------------------------------------
Vertex
Pharmaceuticals, Inc. 1                           178,600             1,887,802
                                                                   -------------
                                                                     41,011,007

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
ABIOMED, Inc. 1                                    29,124               449,675
--------------------------------------------------------------------------------
Adeza
Biomedical Corp. 1                                 30,300               531,765
--------------------------------------------------------------------------------
Align Technology, Inc. 1                          130,700             1,405,025
--------------------------------------------------------------------------------
American Medical
Systems Holdings, Inc. 1                           88,600             3,704,366
--------------------------------------------------------------------------------
Anika
Therapeutics, Inc. 1                               65,200               596,580
--------------------------------------------------------------------------------
Arrow
International, Inc.                               106,600             3,303,534
--------------------------------------------------------------------------------
ArthroCare Corp. 1                                 54,800             1,756,888
--------------------------------------------------------------------------------
Aspect Medical
Systems, Inc. 1                                    85,800             2,098,668

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Bausch & Lomb, Inc.                                12,500          $    805,750
--------------------------------------------------------------------------------
Bioveris Corp. 1                                    5,200                38,012
--------------------------------------------------------------------------------
CNS, Inc.                                          35,600               446,780
--------------------------------------------------------------------------------
Conceptus, Inc. 1                                  19,000               154,185
--------------------------------------------------------------------------------
ConMed Corp. 1                                     88,000             2,500,960
--------------------------------------------------------------------------------
Conor
Medsystems, Inc. 1                                 59,200               819,920
--------------------------------------------------------------------------------
Cytyc Corp. 1                                      17,100               471,447
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc. 1                                   57,600             3,225,600
--------------------------------------------------------------------------------
Datascope Corp.                                     4,200               166,698
--------------------------------------------------------------------------------
Diagnostic
Products Corp.                                      1,200                66,060
--------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1                              6,900               147,798
--------------------------------------------------------------------------------
Endologix, Inc. 1                                  30,000               204,900
--------------------------------------------------------------------------------
EPIX
Pharmaceuticals, Inc. 1                           125,300             2,244,123
--------------------------------------------------------------------------------
Exactech, Inc. 1                                   16,600               303,614
--------------------------------------------------------------------------------
Foxhollow
Technologies, Inc. 1                                9,300               228,687
--------------------------------------------------------------------------------
Haemonetics Corp. 1                               110,100             3,986,721
--------------------------------------------------------------------------------
HealthTronics, Inc. 1                              44,500               473,035
--------------------------------------------------------------------------------
Hologic, Inc. 1                                   109,488             3,007,635
--------------------------------------------------------------------------------
Hospira, Inc. 1                                   109,000             3,651,500
--------------------------------------------------------------------------------
Idexx
Laboratories, Inc. 1                               10,400               567,736
--------------------------------------------------------------------------------
Immucor, Inc. 1                                    38,950               915,715
--------------------------------------------------------------------------------
Inamed Corp. 1                                     31,650             2,001,863
--------------------------------------------------------------------------------
Kensey Nash Corp. 1                                87,586             3,024,345
--------------------------------------------------------------------------------
Kyphon, Inc. 1                                     65,920             1,698,099
--------------------------------------------------------------------------------
Lifeline Systems, Inc. 1                           31,100               801,136
--------------------------------------------------------------------------------
Matthews
International Corp.,
Cl. A                                             106,500             3,919,200
--------------------------------------------------------------------------------
Medical Action
Industries, Inc. 1                                 25,700               506,290
--------------------------------------------------------------------------------
Meridian
Bioscience, Inc.                                   69,100             1,201,649
--------------------------------------------------------------------------------
Millipore Corp. 1                                   4,400               219,164


                    29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Mine Safety
Applicances Co.                                    55,900          $  2,834,130
--------------------------------------------------------------------------------
Molecular
Devices Corp. 1                                    86,500             1,738,650
--------------------------------------------------------------------------------
Occulogix, Inc. 1                                  10,100               103,828
--------------------------------------------------------------------------------
Ocular Sciences, Inc. 1                           118,300             5,797,883
--------------------------------------------------------------------------------
OrthoLogic Corp. 1                                 86,800               542,500
--------------------------------------------------------------------------------
Palomar Medical
Technologies, Inc. 1                               83,268             2,170,797
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                 103,600             2,329,964
--------------------------------------------------------------------------------
PolyMedica Corp.                                  106,400             3,967,656
--------------------------------------------------------------------------------
Possis Medical, Inc. 1                             81,000             1,091,880
--------------------------------------------------------------------------------
Respironics, Inc. 1                                19,800             1,076,328
--------------------------------------------------------------------------------
SonoSite, Inc. 1                                   47,900             1,626,205
--------------------------------------------------------------------------------
SurModics, Inc. 1                                  59,600             1,937,596
--------------------------------------------------------------------------------
Sybron Dental
Specialties, Inc. 1                               141,100             4,992,118
--------------------------------------------------------------------------------
Symmetry
Medical, Inc. 1                                    50,100             1,054,605
--------------------------------------------------------------------------------
Thermo
Electron Corp. 1                                   83,700             2,526,903
--------------------------------------------------------------------------------
TriPath Imaging, Inc. 1                            34,800               312,156
--------------------------------------------------------------------------------
Urologix, Inc. 1                                   43,200               279,504
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                    21,300               921,012
--------------------------------------------------------------------------------
Varian, Inc. 1                                     44,000             1,804,440
--------------------------------------------------------------------------------
Ventana Medical
Systems, Inc. 1                                    79,100             5,061,609
--------------------------------------------------------------------------------
Viasys
Healthcare, Inc. 1                                 29,100               552,900
--------------------------------------------------------------------------------
VISX, Inc. 1                                      253,200             6,550,284
--------------------------------------------------------------------------------
West Pharmaceutical
Services, Inc.                                     54,000             1,351,620
--------------------------------------------------------------------------------
Wright Medical
Group, Inc. 1                                      76,100             2,168,850
--------------------------------------------------------------------------------
Young
Innovations, Inc.                                   7,300               246,229
                                                                   -------------
                                                                    104,684,770

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.5%
Alderwoods
Group, Inc. 1                                      34,000          $    386,920
--------------------------------------------------------------------------------
Allscripts Healthcare
Solutions, Inc. 1                                 188,400             2,010,228
--------------------------------------------------------------------------------
Amedisys, Inc. 1                                   79,800             2,584,722
--------------------------------------------------------------------------------
America Service
Group, Inc. 1                                      41,000             1,097,570
--------------------------------------------------------------------------------
American
Healthways, Inc. 1                                  9,700               320,488
--------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                 17,400             1,316,484
--------------------------------------------------------------------------------
AMN Healthcare
Services, Inc. 1                                    9,700               154,327
--------------------------------------------------------------------------------
AmSurg Corp. 1                                     19,000               561,260
--------------------------------------------------------------------------------
Andrx Corp. 1                                      20,400               445,332
--------------------------------------------------------------------------------
Beverly
Enterprises, Inc. 1                               215,100             1,968,165
--------------------------------------------------------------------------------
Bio-Reference
Laboratories, Inc. 1                               59,974             1,043,548
--------------------------------------------------------------------------------
Cantel
Medical Corp. 1                                     8,400               314,328
--------------------------------------------------------------------------------
Centene Corp. 1                                     7,800               221,130
--------------------------------------------------------------------------------
Cerner Corp. 1                                     46,600             2,477,722
--------------------------------------------------------------------------------
Computer Programs
& Systems, Inc.                                     3,500                81,025
--------------------------------------------------------------------------------
CorVel Corp. 1                                     25,450               681,551
--------------------------------------------------------------------------------
Covance, Inc. 1                                    89,700             3,475,875
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                       34,500             1,831,260
--------------------------------------------------------------------------------
Cross Country
Healthcare, Inc. 1                                131,000             2,368,480
--------------------------------------------------------------------------------
DaVita, Inc. 1                                     34,700             1,371,691
--------------------------------------------------------------------------------
Dendrite
International, Inc. 1                              54,000             1,047,600
--------------------------------------------------------------------------------
Eclipsys Corp. 1                                  131,500             2,686,545
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                             3,100               236,964
--------------------------------------------------------------------------------
Genesis
HealthCare Corp. 1                                120,928             4,236,108
--------------------------------------------------------------------------------
Gentiva Health
Services, Inc. 1                                  158,100             2,643,432
--------------------------------------------------------------------------------
HealthExtras, Inc. 1                              151,200             2,464,560
--------------------------------------------------------------------------------
Humana, Inc. 1                                     67,400             2,001,106


                    30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
IDX Systems Corp. 1                                65,800          $  2,267,468
--------------------------------------------------------------------------------
Kindred
Healthcare, Inc. 1                                 62,500             1,871,875
--------------------------------------------------------------------------------
LCA-Vision, Inc.                                  148,286             3,468,410
--------------------------------------------------------------------------------
LifePoint
Hospitals, Inc. 1                                  15,900               553,638
--------------------------------------------------------------------------------
Magellan Health
Services, Inc. 1                                   68,600             2,343,376
--------------------------------------------------------------------------------
Matria
Healthcare, Inc. 1                                 59,300             2,316,851
--------------------------------------------------------------------------------
MedCath Corp. 1                                    33,300               820,512
--------------------------------------------------------------------------------
Merge
Technologies, Inc. 1                               43,400               965,650
--------------------------------------------------------------------------------
National
HealthCare Corp.                                   15,200               536,560
--------------------------------------------------------------------------------
National Medical
Health Card
Systems, Inc. 1                                    30,400               702,270
--------------------------------------------------------------------------------
Omnicell, Inc. 1                                   15,100               166,100
--------------------------------------------------------------------------------
Option Care, Inc.                                 171,200             2,942,928
--------------------------------------------------------------------------------
Owens & Minor, Inc.                               206,600             5,819,922
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc. 1                                    46,500             2,628,180
--------------------------------------------------------------------------------
Parexel
International Corp. 1                             111,800             2,269,540
--------------------------------------------------------------------------------
PDI, Inc. 1                                        90,200             2,009,656
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                      56,200             3,599,610
--------------------------------------------------------------------------------
Per-Se
Technologies, Inc. 1                               48,600               769,338
--------------------------------------------------------------------------------
Pharmaceutical
Product
Development, Inc. 1                                23,200               957,928
--------------------------------------------------------------------------------
PRA International 1                                31,800               788,004
--------------------------------------------------------------------------------
Province
Healthcare Co. 1                                  126,700             2,831,745
--------------------------------------------------------------------------------
PSS World
Medical, Inc. 1                                   104,600             1,309,069
--------------------------------------------------------------------------------
Psychiatric
Solutions, Inc. 1                                  31,400             1,147,984
--------------------------------------------------------------------------------
RehabCare
Group, Inc. 1                                      94,000             2,631,060

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Res-Care, Inc. 1                                   90,700          $  1,380,454
--------------------------------------------------------------------------------
Select Medical Corp.                              194,400             3,421,440
--------------------------------------------------------------------------------
Service
Corp. International 1                             343,600             2,559,820
--------------------------------------------------------------------------------
SFBC
International, Inc. 1                              10,800               426,600
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                  114,500             6,310,095
--------------------------------------------------------------------------------
Stewart
Enterprises, Inc. 1                               611,800             4,276,482
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1                                     88,900             4,121,404
--------------------------------------------------------------------------------
United Surgical
Partners
International, Inc. 1                              68,500             2,856,450
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                203,500             3,988,600
--------------------------------------------------------------------------------
Ventiv Health, Inc. 1                              83,100             1,688,592
--------------------------------------------------------------------------------
VistaCare, Inc., Cl. A 1                           19,300               320,959
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                 24,100             1,286,940
                                                                   -------------
                                                                    118,383,931

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.1%
Able
Laboratories, Inc. 1                               71,300             1,622,075
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                              75,500             1,279,725
--------------------------------------------------------------------------------
AtheroGenics, Inc. 1                               94,613             2,229,082
--------------------------------------------------------------------------------
Barr
Pharmaceuticals, Inc. 1                            30,900             1,407,186
--------------------------------------------------------------------------------
Caraco
Pharmaceutical
Laboratories Ltd. 1                                45,100               430,705
--------------------------------------------------------------------------------
Connetics Corp. 1                                  37,900               920,591
--------------------------------------------------------------------------------
DOV
Pharmaceutical, Inc. 1                             98,700             1,781,535
--------------------------------------------------------------------------------
Encysive
Pharmaceuticals, Inc. 1                            23,100               229,383
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                   46,500               977,430
--------------------------------------------------------------------------------
First Horizon
Pharmaceutical Corp. 1                            256,900             5,880,441


                    31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Indevus
Pharmaceuticals, Inc. 1                            71,800          $    427,928
--------------------------------------------------------------------------------
InKine Pharmaceutical
Co., Inc. 1                                        13,900                75,477
--------------------------------------------------------------------------------
Inspire
Pharmaceuticals, Inc. 1                            51,000               855,270
--------------------------------------------------------------------------------
Nabi
Biopharmaceuticals,
Inc. 1                                            191,600             2,806,940
--------------------------------------------------------------------------------
Noven
Pharmaceuticals, Inc. 1                            15,100               257,606
--------------------------------------------------------------------------------
Par Pharmaceutical
Cos., Inc. 1                                       13,800               571,044
--------------------------------------------------------------------------------
Perrigo Co.                                       172,600             2,980,802
--------------------------------------------------------------------------------
Rigel
Pharmaceuticals, Inc. 1                            55,600             1,357,752
--------------------------------------------------------------------------------
Salix
Pharmaceuticals Ltd. 1                            101,400             1,783,626
--------------------------------------------------------------------------------
Seattle
Genetics, Inc. 1                                   54,400               355,232
                                                                   -------------
                                                                     28,229,830

--------------------------------------------------------------------------------
INDUSTRIALS--17.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
AAR Corp. 1                                        13,800               187,956
--------------------------------------------------------------------------------
Applied Signal
Technology, Inc.                                   98,600             3,475,650
--------------------------------------------------------------------------------
Astronics
Corp., Cl. B 1                                      7,900                37,525
--------------------------------------------------------------------------------
Aviall, Inc. 1                                    120,800             2,774,776
--------------------------------------------------------------------------------
BE Aerospace, Inc. 1                              133,900             1,558,596
--------------------------------------------------------------------------------
EDO Corp.                                          89,800             2,851,150
--------------------------------------------------------------------------------
Engineered Support
Systems, Inc.                                       6,900               408,618
--------------------------------------------------------------------------------
ESCO
Technologies, Inc. 1                               28,500             2,184,525
--------------------------------------------------------------------------------
Goodrich Corp.                                     26,400               861,696
--------------------------------------------------------------------------------
HEICO Corp., Cl. A                                    750                12,968
--------------------------------------------------------------------------------
Herley
Industries, Inc. 1                                  7,800               158,652
--------------------------------------------------------------------------------
Innovative Solutions
& Support, Inc. 1                                 102,549             3,421,035

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Moog, Inc., Cl. A 1                                30,400          $  1,378,640
--------------------------------------------------------------------------------
Orbital
Sciences Corp. 1                                  364,700             4,314,401
--------------------------------------------------------------------------------
SI International, Inc. 1                           61,400             1,888,664
--------------------------------------------------------------------------------
Teledyne
Technologies, Inc. 1                               21,100               620,973
--------------------------------------------------------------------------------
United Defense
Industries, Inc. 1                                 41,900             1,979,775
                                                                   -------------
                                                                     28,115,600

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.7%
ABX Air, Inc. 1                                   338,600             3,010,154
--------------------------------------------------------------------------------
Dynamex, Inc. 1                                    64,100             1,187,773
--------------------------------------------------------------------------------
EGL, Inc. 1                                       138,400             4,136,776
--------------------------------------------------------------------------------
Forward Air Corp. 1                               136,100             6,083,670
--------------------------------------------------------------------------------
Hub Group,
Inc., Cl. A 1                                      49,600             2,590,112
--------------------------------------------------------------------------------
Park-Ohio
Holdings Corp. 1                                    9,900               256,410
                                                                   -------------
                                                                     17,264,895

--------------------------------------------------------------------------------
AIRLINES--1.1%
Alaska Air
Group, Inc. 1                                     118,000             3,951,820
--------------------------------------------------------------------------------
America West
Holdings Corp., Cl. B 1                           285,500             1,878,590
--------------------------------------------------------------------------------
AMR Corp. 1                                       331,600             3,631,020
--------------------------------------------------------------------------------
Continental
Airlines, Inc., Cl. B 1                           389,800             5,277,892
--------------------------------------------------------------------------------
Delta Air Lines, Inc. 1                           343,800             2,571,624
--------------------------------------------------------------------------------
ExpressJet
Holdings, Inc. 1                                  265,700             3,422,216
-------------------------------------------------------------------------------
FLYi, Inc. 1                                      138,500               245,145
-------------------------------------------------------------------------------
Frontier
Airlines, Inc. 1                                  167,900             1,915,739
-------------------------------------------------------------------------------
Hawaiian
Holdings, Inc. 1                                   99,800               681,634
-------------------------------------------------------------------------------
Mesa Air
Group, Inc. 1                                     157,200             1,248,168
-------------------------------------------------------------------------------
Northwest Airlines
Corp., Cl. A 1                                    192,300             2,101,839


                    32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
AIRLINES Continued
Pinnacle
Airlines Corp. 1                                   47,300          $    659,362
-------------------------------------------------------------------------------
Republic Airways
Holdings, Inc. 1                                   18,500               245,495
-------------------------------------------------------------------------------
SkyWest, Inc.                                      80,100             1,606,806
                                                                   ------------
                                                                     29,437,350

-------------------------------------------------------------------------------
BUILDING PRODUCTS--1.0%
American
Woodmark Corp.                                     13,100               572,208
-------------------------------------------------------------------------------
Apogee
Enterprises, Inc.                                 140,000             1,877,400
-------------------------------------------------------------------------------
Beacon Roofing
Supply, Inc. 1                                     48,700               967,182
-------------------------------------------------------------------------------
Crane Co.                                          71,400             2,059,176
-------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1                             85,200               741,240
-------------------------------------------------------------------------------
Lennox
International, Inc.                                72,700             1,479,445
-------------------------------------------------------------------------------
NCI Building
Systems, Inc. 1                                   104,800             3,930,000
-------------------------------------------------------------------------------
Simpson
Manufacturing
Co., Inc.                                         100,900             3,521,410
-------------------------------------------------------------------------------
Trex Co., Inc. 1                                   38,300             2,008,452
-------------------------------------------------------------------------------
Universal Forest
Products, Inc.                                     92,300             4,005,820
-------------------------------------------------------------------------------
USG Corp. 1                                        58,400             2,351,768
-------------------------------------------------------------------------------
Watsco, Inc.                                       40,900             1,440,498
                                                                   ------------
                                                                     24,954,599

-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.0%
ABM Industries, Inc.                              157,300             3,101,956
-------------------------------------------------------------------------------
Adesa, Inc.                                       100,700             2,136,854
-------------------------------------------------------------------------------
Administaff, Inc. 1                               206,100             2,598,921
-------------------------------------------------------------------------------
Angelica Corp.                                     21,700               586,985
-------------------------------------------------------------------------------
Banta Corp.                                        75,700             3,388,332
-------------------------------------------------------------------------------
Brady Corp., Cl. A                                 47,000             2,940,790
-------------------------------------------------------------------------------
Bright Horizons
Family Solutions, Inc. 1                           55,700             3,607,132
-------------------------------------------------------------------------------
Brink's Co. (The)                                 115,600             4,568,512
-------------------------------------------------------------------------------
Central
Parking Corp.                                      23,000               348,450

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Century Business
Services, Inc. 1                                   21,400          $     93,304
-------------------------------------------------------------------------------
Clean Harbors, Inc. 1                              12,300               185,484
-------------------------------------------------------------------------------
Coinstar, Inc. 1                                   32,500               871,975
-------------------------------------------------------------------------------
CompX
International, Inc.                                 6,500               107,445
-------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1                                   95,200             4,369,680
-------------------------------------------------------------------------------
Copart, Inc. 1                                    117,500             3,092,600
-------------------------------------------------------------------------------
Corporate Executive
Board Co.                                          15,600             1,044,264
-------------------------------------------------------------------------------
CoStar Group, Inc. 1                               19,300               891,274
-------------------------------------------------------------------------------
CPI Corp.                                          12,600               171,234
-------------------------------------------------------------------------------
DiamondCluster
International, Inc. 1                             155,200             2,224,016
-------------------------------------------------------------------------------
Dun &
Bradstreet Corp. 1                                 44,200             2,636,530
-------------------------------------------------------------------------------
Duratek, Inc. 1                                    60,800             1,514,528
-------------------------------------------------------------------------------
Electro Rent Corp.                                  8,300               118,109
-------------------------------------------------------------------------------
Ennis, Inc.                                        77,700             1,495,725
-------------------------------------------------------------------------------
Equifax, Inc.                                      56,100             1,576,410
-------------------------------------------------------------------------------
Exponent, Inc. 1                                   63,500             1,745,615
-------------------------------------------------------------------------------
G&K
Services, Inc., Cl. A                              63,400             2,752,828
-------------------------------------------------------------------------------
General
Binding Corp. 1                                    18,900               248,346
-------------------------------------------------------------------------------
Geo Group,
Inc. (The) 1                                       41,100             1,092,438
-------------------------------------------------------------------------------
Gevity HR, Inc.                                    63,900             1,313,784
-------------------------------------------------------------------------------
Harland
(John H.) Co.                                      78,900             2,848,290
-------------------------------------------------------------------------------
Healthcare Services
Group, Inc.                                       108,550             2,262,182
-------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1                             171,758             5,886,147
-------------------------------------------------------------------------------
HNI Corp.                                          47,900             2,062,095
-------------------------------------------------------------------------------
Hudson Highland
Group, Inc. 1                                      95,000             2,736,000
-------------------------------------------------------------------------------
Ikon Office
Solutions, Inc.                                   210,800             2,436,848


                    33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Imagistics
International, Inc. 1                              51,400          $  1,730,124
-------------------------------------------------------------------------------
Interpool, Inc.                                    17,800               427,200
-------------------------------------------------------------------------------
Intersections, Inc. 1                              17,700               305,325
-------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                   26,400             1,255,320
-------------------------------------------------------------------------------
Jackson Hewitt Tax
Service, Inc.                                      53,200             1,343,300
-------------------------------------------------------------------------------
Kelly Services,
Inc., Cl. A                                        10,900               328,962
-------------------------------------------------------------------------------
Kforce, Inc. 1                                     55,700               618,270
-------------------------------------------------------------------------------
Knoll, Inc. 1                                     248,300             4,345,250
-------------------------------------------------------------------------------
Korn-Ferry
International 1                                   230,600             4,784,950
-------------------------------------------------------------------------------
Labor Ready, Inc. 1                               323,300             5,470,236
-------------------------------------------------------------------------------
McGrath RentCorp                                   21,974               958,286
-------------------------------------------------------------------------------
Miller (Herman), Inc.                              25,600               707,328
-------------------------------------------------------------------------------
Mobile Mini, Inc. 1                                 6,900               227,976
-------------------------------------------------------------------------------
NCO Group, Inc. 1                                   7,100               183,535
-------------------------------------------------------------------------------
Portfolio Recovery
Associates, Inc. 1                                 97,900             4,035,438
-------------------------------------------------------------------------------
Pre-Paid Legal
Services, Inc. 1                                   12,400               465,620
-------------------------------------------------------------------------------
PRG-Schultz
International, Inc. 1                              46,600               234,398
-------------------------------------------------------------------------------
Resources
Connection, Inc. 1                                 32,600             1,770,506
-------------------------------------------------------------------------------
Robert Half
International, Inc.                                47,400             1,394,982
-------------------------------------------------------------------------------
Rollins, Inc.                                     103,700             2,729,384
-------------------------------------------------------------------------------
Rush Enterprises,
Inc., Cl. A 1                                      46,400               753,072
-------------------------------------------------------------------------------
Schawk, Inc.                                       14,000               254,520
-------------------------------------------------------------------------------
School
Specialty, Inc. 1                                  46,400             1,789,184
-------------------------------------------------------------------------------
SITEL Corp. 1                                     151,100               371,706
-------------------------------------------------------------------------------
Sotheby's Holdings,
Inc., Cl. A 1                                     178,900             3,248,824
-------------------------------------------------------------------------------
Spherion Corp. 1                                  142,900             1,200,360
-------------------------------------------------------------------------------
Standard
Register Co. (The)                                 15,200               214,624

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Steelcase, Inc., Cl. A                            113,200          $  1,566,688
-------------------------------------------------------------------------------
TeleTech
Holdings, Inc. 1                                  212,000             2,054,280
-------------------------------------------------------------------------------
United
Stationers, Inc. 1                                 88,100             4,070,220
-------------------------------------------------------------------------------
Universal Technical
Institute, Inc. 1                                  23,800               907,256
-------------------------------------------------------------------------------
Viad Corp.                                         76,900             2,190,881
-------------------------------------------------------------------------------
Volt Information
Sciences, Inc. 1                                   27,500               808,225
-------------------------------------------------------------------------------
Waste
Connections, Inc. 1                                94,900             3,250,325
-------------------------------------------------------------------------------
Waste Industries
USA, Inc.                                           1,800                22,320
-------------------------------------------------------------------------------
Watson Wyatt & Co.
Holdings                                          104,200             2,808,190
-------------------------------------------------------------------------------
West Corp. 1                                       41,800             1,383,998
                                                                   ------------
                                                                    129,266,146

-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.5%
Comfort Systems
USA, Inc. 1                                       157,600             1,210,368
-------------------------------------------------------------------------------
Dycom
Industries, Inc. 1                                 59,500             1,815,940
-------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                14,000               632,520
-------------------------------------------------------------------------------
Granite
Construction, Inc.                                 69,900             1,859,340
-------------------------------------------------------------------------------
Insituform
Technologies,
Inc., Cl. A 1                                     142,200             3,223,674
-------------------------------------------------------------------------------
Integrated Electrical
Services, Inc. 1                                   72,600               351,384
-------------------------------------------------------------------------------
MasTec, Inc. 1                                     31,400               317,454
-------------------------------------------------------------------------------
McDermott
International, Inc. 1                              54,800             1,006,128
-------------------------------------------------------------------------------
Perini Corp. 1                                     56,000               934,640
-------------------------------------------------------------------------------
Shaw Group,
Inc. (The) 1                                       86,500             1,544,025
-------------------------------------------------------------------------------
URS Corp. 1                                        40,100             1,287,210
                                                                   ------------
                                                                     14,182,683


                    34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.2%
Active Power, Inc. 1                               41,600          $    191,360
-------------------------------------------------------------------------------
Acuity Brands, Inc.                                89,400             2,842,920
-------------------------------------------------------------------------------
American Power
Conversion Corp.                                   93,700             2,005,180
-------------------------------------------------------------------------------
AMETEK, Inc.                                        7,000               249,690
-------------------------------------------------------------------------------
AMX Corp. 1                                        65,900             1,085,373
-------------------------------------------------------------------------------
Baldor Electric Co.                                88,700             2,441,911
-------------------------------------------------------------------------------
Energy Conversion
Devices, Inc. 1                                   128,000             2,472,960
-------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                            69,400               303,278
-------------------------------------------------------------------------------
Franklin
Electric Co., Inc.                                 14,900               629,674
-------------------------------------------------------------------------------
Genlyte Group,
Inc. (The) 1                                       81,900             7,017,192
-------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                               42,900             2,243,670
-------------------------------------------------------------------------------
II-VI, Inc. 1                                      69,713             2,962,105
-------------------------------------------------------------------------------
LSI Industries, Inc.                                6,500                74,425
-------------------------------------------------------------------------------
Plug Power, Inc. 1                                 31,000               189,410
-------------------------------------------------------------------------------
Preformed Line
Products Co.                                        6,536               189,413
-------------------------------------------------------------------------------
Tecumseh Products
Co., Cl. A                                          4,000               191,200
-------------------------------------------------------------------------------
Thomas &
Betts Corp. 1                                     119,900             3,686,925
-------------------------------------------------------------------------------
Vicor Corp.                                        55,200               723,672
-------------------------------------------------------------------------------
Woodward
Governor Co.                                       20,800             1,489,488
                                                                   ------------
                                                                     30,989,846

-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Alleghany Corp.                                     5,500             1,568,875
-------------------------------------------------------------------------------
Carlisle Cos., Inc.                                14,000               908,880
-------------------------------------------------------------------------------
Raven Industries, Inc.                             72,300             1,540,713
-------------------------------------------------------------------------------
Standex
International Corp.                                   800                22,792
-------------------------------------------------------------------------------
United
Industrial Corp.                                  117,700             4,559,698
                                                                   ------------
                                                                      8,600,958

-------------------------------------------------------------------------------
MACHINERY--3.8%
A.S.V., Inc. 1                                     43,400             2,078,860

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
MACHINERY Continued
Actuant Corp., Cl. A 1                             13,200          $    688,380
-------------------------------------------------------------------------------
Alamo Group, Inc.                                   8,800               239,008
-------------------------------------------------------------------------------
Albany International
Corp., Cl. A                                       54,600             1,919,736
-------------------------------------------------------------------------------
Ampco-Pittsburgh
Corp.                                              11,900               173,740
-------------------------------------------------------------------------------
Astec Industries, Inc. 1                           83,900             1,443,919
-------------------------------------------------------------------------------
Bucyrus
International,
Inc., Cl. A                                        71,906             2,922,260
--------------------------------------------------------------------------------
Cascade Corp.                                      49,600             1,981,520
--------------------------------------------------------------------------------
Clarcor, Inc.                                      36,300             1,988,151
--------------------------------------------------------------------------------
Cummins, Inc.                                      28,800             2,413,152
--------------------------------------------------------------------------------
EnPro
Industries, Inc. 1                                 52,900             1,564,253
--------------------------------------------------------------------------------
Federal Signal Corp.                               81,600             1,441,056
--------------------------------------------------------------------------------
Flanders Corp. 1                                   68,500               657,600
--------------------------------------------------------------------------------
Flowserve Corp. 1                                  84,600             2,329,884
--------------------------------------------------------------------------------
Gardner
Denver, Inc. 1                                     30,700             1,114,103
--------------------------------------------------------------------------------
Graco, Inc.                                        31,450             1,174,658
--------------------------------------------------------------------------------
Greenbrier Cos., Inc.                              63,400             2,146,090
--------------------------------------------------------------------------------
Harsco Corp.                                       36,700             2,045,658
--------------------------------------------------------------------------------
Hexcel Corp. 1                                    295,600             4,286,200
--------------------------------------------------------------------------------
Idex Corp.                                         19,900               805,950
--------------------------------------------------------------------------------
JLG Industries, Inc.                              128,100             2,514,603
--------------------------------------------------------------------------------
Joy Global, Inc.                                   59,300             2,575,399
--------------------------------------------------------------------------------
Kadant, Inc. 1                                     37,700               772,850
--------------------------------------------------------------------------------
Kennametal, Inc.                                   96,300             4,792,851
--------------------------------------------------------------------------------
Lincoln Electric
Holdings, Inc.                                    165,700             5,723,278
--------------------------------------------------------------------------------
Manitowoc Co.,
Inc. (The)                                         79,300             2,985,645
--------------------------------------------------------------------------------
Middleby
Corp. (The)                                        25,100             1,273,072
--------------------------------------------------------------------------------
Mueller
Industries, Inc.                                  158,100             5,090,820
--------------------------------------------------------------------------------
NACCO Industries,
Inc., Cl. A                                        26,400             2,782,560
--------------------------------------------------------------------------------
Navistar
International Corp. 1                              52,900             2,326,542


                    35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Nordson Corp.                                     102,100          $  4,091,147
--------------------------------------------------------------------------------
Oshkosh
Truck Corp.                                        23,600             1,613,768
--------------------------------------------------------------------------------
Pall Corp.                                         51,000             1,476,450
--------------------------------------------------------------------------------
Penn Engineering &
Manufacturing Corp.                                30,400               550,240
--------------------------------------------------------------------------------
Reliance Steel &
Aluminum Co.                                      116,700             4,546,632
--------------------------------------------------------------------------------
Robbins &
Myers, Inc.                                        20,000               476,600
--------------------------------------------------------------------------------
SPX Corp.                                          55,300             2,215,318
--------------------------------------------------------------------------------
Stewart & Stevenson
Services, Inc.                                     45,600               922,488
--------------------------------------------------------------------------------
Terex Corp. 1                                      69,800             3,325,970
--------------------------------------------------------------------------------
Thomas
Industries, Inc.                                   17,800               710,576
--------------------------------------------------------------------------------
Timken Co.                                         66,400             1,727,728
--------------------------------------------------------------------------------
Titan
International, Inc.                                62,200               939,220
--------------------------------------------------------------------------------
Toro Co. (The)                                     95,200             7,744,520
--------------------------------------------------------------------------------
Wabash
National Corp. 1                                  105,800             2,849,194
--------------------------------------------------------------------------------
Wabtec Corp.                                      103,900             2,215,148
                                                                   -------------
                                                                     99,656,797

--------------------------------------------------------------------------------
MARINE--0.2%
Alexander &
Baldwin, Inc.                                      52,600             2,231,292
--------------------------------------------------------------------------------
Kirby Corp. 1                                      48,000             2,130,240
--------------------------------------------------------------------------------
UTI Worldwide, Inc.                                   400                27,208
                                                                   -------------
                                                                      4,388,740

--------------------------------------------------------------------------------
ROAD & RAIL--2.0%
Amerco, Inc. 1                                      4,100               188,518
--------------------------------------------------------------------------------
Arkansas Best Corp.                               140,600             6,311,534
--------------------------------------------------------------------------------
CNF
Transportation, Inc.                               77,200             3,867,720
--------------------------------------------------------------------------------
Florida East Coast
Industries, Inc., Cl. A                            30,400             1,371,040
--------------------------------------------------------------------------------
Genesee & Wyoming,
Inc., Cl. A 1                                     152,300             4,284,199

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
Heartland
Express, Inc.                                     167,250          $  3,758,108
--------------------------------------------------------------------------------
Hunt (J.B.) Transport
Services, Inc.                                     40,200             1,802,970
--------------------------------------------------------------------------------
Kansas
City Southern 1                                    60,200             1,067,346
--------------------------------------------------------------------------------
Knight
Transportation, Inc.                               32,100               796,080
--------------------------------------------------------------------------------
Laidlaw
International, Inc. 1                             180,900             3,871,260
--------------------------------------------------------------------------------
Landstar
System, Inc. 1                                     11,500               846,860
--------------------------------------------------------------------------------
Marten
Transport Ltd. 1                                   18,900               429,597
--------------------------------------------------------------------------------
Mullen
Transportation, Inc.                               60,200             2,504,670
--------------------------------------------------------------------------------
Old Dominion
Freight Line, Inc. 1                               10,550               367,140
--------------------------------------------------------------------------------
Overnite Corp.                                     27,900             1,038,996
--------------------------------------------------------------------------------
Pacer
International, Inc. 1                             100,300             2,132,378
--------------------------------------------------------------------------------
RailAmerica, Inc. 1                                16,400               214,020
--------------------------------------------------------------------------------
SCS
Transportation, Inc. 1                             92,299             2,157,028
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc. 1                                       283,600             6,091,728
--------------------------------------------------------------------------------
U.S. Xpress
Enterprises, Inc.,
Cl. A 1                                            95,500             2,798,150
--------------------------------------------------------------------------------
USF Corp.                                          61,700             2,341,515
--------------------------------------------------------------------------------
Werner
Enterprises, Inc.                                 185,500             4,199,720
                                                                   -------------
                                                                     52,440,577

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Aceto Corp.                                        41,900               797,776
--------------------------------------------------------------------------------
Applied Industrial
Technologies, Inc.                                161,700             4,430,580
--------------------------------------------------------------------------------
Hughes Supply, Inc.                                59,300             1,918,355
--------------------------------------------------------------------------------
Lawson
Products, Inc.                                      5,600               282,408
--------------------------------------------------------------------------------
MSC Industrial
Direct Co., Inc., Cl. A                            34,500             1,241,310


                    36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS Continued
UAP Holding Corp. 1                               198,100          $  3,421,187
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                28,100             1,872,022
                                                                   -------------
                                                                     13,963,638

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Macquarie
Infrastructure
Co. Trust 1                                        87,000             2,553,450
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.9%
3Com Corp. 1                                      183,600               765,612
--------------------------------------------------------------------------------
ADTRAN, Inc.                                       87,100             1,667,094
--------------------------------------------------------------------------------
Airspan
Networks, Inc. 1                                   61,800               335,574
--------------------------------------------------------------------------------
Anaren
Microwave, Inc. 1                                  82,200             1,065,312
--------------------------------------------------------------------------------
Aspect
Communications
Corp. 1                                           188,311             2,097,785
--------------------------------------------------------------------------------
Audiovox
Corp., Cl. A 1                                     47,300               746,394
--------------------------------------------------------------------------------
Bel Fuse, Inc.                                      2,200                74,338
--------------------------------------------------------------------------------
Black Box Corp.                                    86,800             4,168,136
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 1                                   655,900             5,011,076
--------------------------------------------------------------------------------
Brooktrout, Inc. 1                                 37,400               449,174
--------------------------------------------------------------------------------
C-COR.net Corp. 1                                  64,300               597,990
--------------------------------------------------------------------------------
Carrier Access Corp. 1                             25,100               268,068
--------------------------------------------------------------------------------
Ciena Corp. 1                                     722,600             2,413,484
--------------------------------------------------------------------------------
CommScope, Inc. 1                                  91,600             1,731,240
--------------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1                                            27,700             1,041,797
--------------------------------------------------------------------------------
Comverse
Technology, Inc. 1                                141,400             3,457,230
--------------------------------------------------------------------------------
Digi
International, Inc. 1                             207,709             3,570,518
--------------------------------------------------------------------------------
Ditech
Communications
Corp. 1                                           222,300             3,323,385

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Eagle
Broadband, Inc. 1                                 414,800          $    273,768
--------------------------------------------------------------------------------
Extreme
Networks, Inc. 1                                  317,600             2,080,280
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                35,300             1,719,816
--------------------------------------------------------------------------------
Finisar Corp. 1                                   557,230             1,270,484
--------------------------------------------------------------------------------
Foundry
Networks, Inc. 1                                   30,800               405,328
--------------------------------------------------------------------------------
Harmonic, Inc. 1                                  193,000             1,609,620
--------------------------------------------------------------------------------
Harris Corp.                                       29,600             1,828,984
--------------------------------------------------------------------------------
Inter-Tel, Inc.                                    48,600             1,330,668
--------------------------------------------------------------------------------
InterDigital
Communications
Corp. 1                                            10,500               232,050
--------------------------------------------------------------------------------
McDATA
Corp., Cl. A 1                                    132,200               787,912
--------------------------------------------------------------------------------
Mobility
Electronics, Inc. 1                               119,500             1,025,310
--------------------------------------------------------------------------------
MRV
Communications,
Inc. 1                                            162,200               595,274
--------------------------------------------------------------------------------
Netgear, Inc. 1                                   144,200             2,622,998
--------------------------------------------------------------------------------
NMS
Communications
Corp. 1                                           282,100             1,780,051
--------------------------------------------------------------------------------
Optical
Communication
Products, Inc. 1                                    5,000                12,500
--------------------------------------------------------------------------------
Packeteer, Inc. 1                                 162,900             2,353,905
--------------------------------------------------------------------------------
Paradyne
Networks, Inc. 1                                  260,801               936,276
--------------------------------------------------------------------------------
Performance
Technologies, Inc. 1                              126,500             1,176,450
--------------------------------------------------------------------------------
Plantronics, Inc.                                  15,400               638,638
--------------------------------------------------------------------------------
Polycom, Inc. 1                                   127,200             2,966,304
--------------------------------------------------------------------------------
Powerwave
Technologies, Inc. 1                              227,100             1,925,808
--------------------------------------------------------------------------------
QLogic Corp. 1                                     20,500               752,965
--------------------------------------------------------------------------------
REMEC, Inc. 1                                     115,900               835,639
--------------------------------------------------------------------------------
Scientific-
Atlanta, Inc.                                      34,700             1,145,447


                    37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
SeaChange
International, Inc. 1                             164,800          $  2,874,112
--------------------------------------------------------------------------------
Sonus
Networks, Inc. 1                                  333,200             1,909,236
--------------------------------------------------------------------------------
SpectraLink Corp.                                  69,600               986,928
--------------------------------------------------------------------------------
Superior Essex, Inc. 1                             24,500               460,478
--------------------------------------------------------------------------------
Sycamore
Networks, Inc. 1                                  450,700             1,829,842
--------------------------------------------------------------------------------
Symmetricom, Inc. 1                               360,200             3,497,542
--------------------------------------------------------------------------------
Tellabs, Inc. 1                                   182,400             1,566,816
--------------------------------------------------------------------------------
ViaSat, Inc. 1                                      5,800               140,766
                                                                   -------------
                                                                     76,356,402

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.3%
ActivCard Corp. 1                                  36,200               322,180
--------------------------------------------------------------------------------
Advanced Digital
Information Corp. 1                                51,700               518,034
--------------------------------------------------------------------------------
Avid
Technology, Inc. 1                                 30,800             1,901,900
--------------------------------------------------------------------------------
Electronics for
Imaging, Inc. 1                                   145,700             2,536,637
--------------------------------------------------------------------------------
Hutchinson
Technology, Inc. 1                                 60,500             2,091,485
--------------------------------------------------------------------------------
InFocus Corp. 1                                   217,800             1,995,048
--------------------------------------------------------------------------------
Maxtor Corp. 1                                    411,100             2,178,830
--------------------------------------------------------------------------------
NCR Corp. 1                                        40,100             2,776,123
--------------------------------------------------------------------------------
Novatel
Wireless, Inc. 1                                  104,800             2,031,024
--------------------------------------------------------------------------------
Overland
Storage, Inc. 1                                    19,400               323,786
--------------------------------------------------------------------------------
PalmOne, Inc. 1                                    31,600               996,980
--------------------------------------------------------------------------------
Pinnacle
Systems, Inc. 1                                   285,100             1,739,110
--------------------------------------------------------------------------------
Presstek, Inc. 1                                   82,000               793,760
--------------------------------------------------------------------------------
Quantum Corp. 1                                   247,200               647,664
--------------------------------------------------------------------------------
Rimage Corp. 1                                      6,600               105,996
--------------------------------------------------------------------------------
SBS
Technologies, Inc. 1                               86,401             1,206,158
--------------------------------------------------------------------------------
Silicon
Graphics, Inc. 1                                1,074,200             1,858,366
--------------------------------------------------------------------------------
SimpleTech, Inc. 1                                130,000               598,000

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Storage
Technology Corp. 1                                 85,500          $  2,702,655
--------------------------------------------------------------------------------
Stratasys, Inc. 1                                  44,100             1,479,996
--------------------------------------------------------------------------------
Synaptics, Inc. 1                                  48,500             1,483,130
--------------------------------------------------------------------------------
Western
Digital Corp. 1                                   210,600             2,282,904
--------------------------------------------------------------------------------
Xybernaut Corp. 1                                 262,200               322,506
                                                                   -------------
                                                                     32,892,272
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.5%
Agilysys, Inc.                                    223,900             3,837,646
--------------------------------------------------------------------------------
Amphenol
Corp., Cl. A 1                                     59,400             2,182,356
--------------------------------------------------------------------------------
Anixter
International, Inc.                                84,100             3,026,759
--------------------------------------------------------------------------------
AVX Corp.                                         170,000             2,142,000
--------------------------------------------------------------------------------
BEI
Technologies, Inc.                                 97,800             3,020,064
--------------------------------------------------------------------------------
Belden CDT, Inc.                                  108,500             2,517,200
--------------------------------------------------------------------------------
Brightpoint, Inc. 1                               185,200             3,618,808
--------------------------------------------------------------------------------
Cogent, Inc. 1                                      7,300               240,900
--------------------------------------------------------------------------------
Cognex Corp.                                      134,367             3,748,839
--------------------------------------------------------------------------------
Coherent, Inc. 1                                   58,300             1,774,652
--------------------------------------------------------------------------------
CTS Corp.                                          16,700               221,943
--------------------------------------------------------------------------------
CyberOptics Corp. 1                                18,100               269,147
--------------------------------------------------------------------------------
Daktronics, Inc. 1                                 28,300               704,387
--------------------------------------------------------------------------------
Dionex Corp. 1                                     72,600             4,114,242
--------------------------------------------------------------------------------
Electro Scientific
Industries, Inc. 1                                144,200             2,849,392
--------------------------------------------------------------------------------
Excel
Technology, Inc. 1                                 16,200               421,200
--------------------------------------------------------------------------------
GTSI Corp. 1                                        5,200                54,652
--------------------------------------------------------------------------------
Hypercom Corp. 1                                  227,300             1,345,616
--------------------------------------------------------------------------------
Identix, Inc. 1                                   351,700             2,595,546
--------------------------------------------------------------------------------
Ingram
Micro, Inc., Cl. A 1                               80,600             1,676,480
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                              59,000             1,509,220
--------------------------------------------------------------------------------
Keithley
Instruments, Inc.                                  89,800             1,769,060
--------------------------------------------------------------------------------
Kemet Corp. 1                                     193,200             1,729,140


                    38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Landauer, Inc.                                      2,400          $    109,680
--------------------------------------------------------------------------------
LeCroy Corp. 1                                     18,020               420,587
--------------------------------------------------------------------------------
Littlefuse, Inc. 1                                 86,800             2,965,088
--------------------------------------------------------------------------------
LoJack Corp. 1                                     66,700               809,071
--------------------------------------------------------------------------------
Maxwell
Technologies, Inc. 1                               18,400               186,576
--------------------------------------------------------------------------------
Measurement
Specialties, Inc. 1                                52,600             1,339,196
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                              35,700             1,831,767
--------------------------------------------------------------------------------
MTS Systems Corp.                                  77,000             2,603,370
--------------------------------------------------------------------------------
Park
Electrochemical
Corp.                                              58,600             1,270,448
--------------------------------------------------------------------------------
Paxar Corp. 1                                     263,700             5,846,229
--------------------------------------------------------------------------------
PC Connection, Inc. 1                              70,300               669,256
--------------------------------------------------------------------------------
Photon
Dynamics, Inc. 1                                   71,300             1,731,164
--------------------------------------------------------------------------------
Planar Systems, Inc. 1                            110,600             1,242,038
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 1                               22,200               942,390
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                               197,900             1,676,213
--------------------------------------------------------------------------------
ScanSource, Inc. 1                                 39,800             2,473,968
--------------------------------------------------------------------------------
Solectron Corp. 1                                  21,900               116,727
--------------------------------------------------------------------------------
SpatiaLight, Inc. 1                                83,200               744,640
--------------------------------------------------------------------------------
Symbol
Technologies, Inc.                                 21,400               370,220
--------------------------------------------------------------------------------
Taser
International, Inc. 1                             107,400             3,392,766
--------------------------------------------------------------------------------
Tech Data Corp. 1                                  93,300             4,235,820
--------------------------------------------------------------------------------
Tektronix, Inc.                                     2,600                78,546
--------------------------------------------------------------------------------
Trimble
Navigation Ltd. 1                                 104,400             3,449,376
--------------------------------------------------------------------------------
TTM
Technologies, Inc. 1                              100,400             1,184,720
--------------------------------------------------------------------------------
UNOVA, Inc. 1                                      85,500             2,162,295
--------------------------------------------------------------------------------
Veeco
Instruments, Inc. 1                                31,400               661,598

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Viisage
Technology, Inc. 1                                270,600          $  2,438,106
--------------------------------------------------------------------------------
Zygo Corp. 1                                       51,700               609,543
                                                                   -------------
                                                                     90,930,647

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.3%
Akamai
Technologies, Inc. 1                               69,400               904,282
--------------------------------------------------------------------------------
Aladdin Knowledge
Systems Ltd. 1                                     18,500               457,875
--------------------------------------------------------------------------------
AsiaInfo
Holdings, Inc. 1                                  165,800               988,168
--------------------------------------------------------------------------------
Chordiant
Software, Inc. 1                                  243,600               555,408
--------------------------------------------------------------------------------
CMGI, Inc. 1                                      756,900             1,930,095
--------------------------------------------------------------------------------
Corillian Corp. 1                                 299,680             1,474,426
--------------------------------------------------------------------------------
Covansys Corp. 1                                   78,000             1,193,400
--------------------------------------------------------------------------------
CyberSource Corp. 1                               207,291             1,482,131
--------------------------------------------------------------------------------
Digital River, Inc. 1                              26,300             1,094,343
--------------------------------------------------------------------------------
DoubleClick, Inc. 1                               373,600             2,906,608
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                 609,900             7,026,048
--------------------------------------------------------------------------------
Embarcadero
Technologies, Inc. 1                               77,319               727,572
--------------------------------------------------------------------------------
HouseValues, Inc. 1                                24,200               363,484
--------------------------------------------------------------------------------
InfoSpace, Inc. 1                                  76,800             3,651,840
--------------------------------------------------------------------------------
Internet
Capital Group, Inc. 1                              93,000               837,000
--------------------------------------------------------------------------------
Internet Security
Systems, Inc. 1                                   139,500             3,243,375
--------------------------------------------------------------------------------
Interwoven, Inc. 1                                188,400             2,049,792
--------------------------------------------------------------------------------
Ivillage, Inc. 1                                  283,700             1,753,266
--------------------------------------------------------------------------------
Keynote
Systems, Inc. 1                                    36,900               513,648
--------------------------------------------------------------------------------
Lionbridge
Technologies, Inc. 1                               19,900               133,728
--------------------------------------------------------------------------------
LookSmart Ltd. 1                                  347,300               760,587
--------------------------------------------------------------------------------
MarketWatch, Inc. 1                                 9,700               174,600
--------------------------------------------------------------------------------
MatrixOne, Inc. 1                                 141,900               929,445
--------------------------------------------------------------------------------
MicroStrategy,
Inc., Cl. A 1                                      16,400               988,100
--------------------------------------------------------------------------------
NetRatings, Inc. 1                                 37,000               709,290

                    39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
OpenTV Corp. 1                                    117,800          $    452,352
--------------------------------------------------------------------------------
PEC Solutions, Inc. 1                              24,400               345,748
--------------------------------------------------------------------------------
Retek, Inc. 1                                     229,300             1,410,195
--------------------------------------------------------------------------------
S1 Corp. 1                                        290,500             2,631,930
--------------------------------------------------------------------------------
Selectica, Inc. 1                                  42,300               151,434
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                 428,700             2,709,384
--------------------------------------------------------------------------------
SupportSoft, Inc. 1                               109,400               728,604
--------------------------------------------------------------------------------
United Online, Inc. 1                             382,150             4,406,190
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                270,200             3,601,766
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                   46,000             1,541,920
--------------------------------------------------------------------------------
WebEx
Communications,
Inc. 1                                              5,700               135,546
--------------------------------------------------------------------------------
webMethods, Inc. 1                                 50,200               361,942
--------------------------------------------------------------------------------
Websense, Inc. 1                                   68,400             3,469,248
                                                                   -------------
                                                                     58,794,770

--------------------------------------------------------------------------------
IT SERVICES--1.8%
Acxiom Corp.                                      209,600             5,512,480
--------------------------------------------------------------------------------
Alliance Data
Systems Corp. 1                                    21,800             1,035,064
--------------------------------------------------------------------------------
American
Software, Inc.                                     38,000               229,140
--------------------------------------------------------------------------------
Answerthink, Inc. 1                               133,600               622,576
--------------------------------------------------------------------------------
Anteon
International Corp. 1                              18,100               757,666
--------------------------------------------------------------------------------
Aquantive, Inc. 1                                  53,600               479,184
--------------------------------------------------------------------------------
BISYS Group,
Inc. (The) 1                                      148,400             2,441,180
--------------------------------------------------------------------------------
CheckFree Corp. 1                                  77,200             2,939,776
--------------------------------------------------------------------------------
Convergys Corp. 1                                 107,800             1,615,922
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                             177,000             3,309,900
--------------------------------------------------------------------------------
eFunds Corp. 1                                    186,700             4,482,667
--------------------------------------------------------------------------------
Euronet
Worldwide, Inc. 1                                  50,400             1,311,408
--------------------------------------------------------------------------------
Information
Resources, Inc. 1                                  76,300                77,063
--------------------------------------------------------------------------------
infoUSA, Inc. 1                                   225,468             2,522,987
--------------------------------------------------------------------------------
Integral Systems, Inc.                              1,300                25,285

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
iPayment
Holdings, Inc. 1                                   31,200          $  1,545,024
--------------------------------------------------------------------------------
Keane, Inc. 1                                      20,300               298,410
--------------------------------------------------------------------------------
Lawson
Software, Inc. 1                                  302,071             2,075,228
--------------------------------------------------------------------------------
Manhattan
Associates, Inc. 1                                  2,900                69,252
--------------------------------------------------------------------------------
ManTech
International Corp. 1                              29,800               707,452
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                 175,500             2,151,630
--------------------------------------------------------------------------------
NetScout
Systems, Inc. 1                                     2,500                17,450
--------------------------------------------------------------------------------
Pegasus
Solutions, Inc. 1                                  36,700               462,420
--------------------------------------------------------------------------------
Perot Systems
Corp., Cl. A 1                                     38,600               618,758
--------------------------------------------------------------------------------
RightNow
Technologies, Inc. 1                               58,000               936,700
--------------------------------------------------------------------------------
Sabre
Holdings Corp.                                     79,800             1,768,368
--------------------------------------------------------------------------------
Sapient Corp. 1                                   481,600             3,809,456
--------------------------------------------------------------------------------
SRA International,
Inc., Cl. A 1                                      20,600             1,322,520
--------------------------------------------------------------------------------
SS&C
Technologies, Inc.                                100,850             2,082,553
--------------------------------------------------------------------------------
Startek, Inc.                                      54,600             1,553,370
--------------------------------------------------------------------------------
TNS, Inc. 1                                        11,700               255,645
                                                                   -------------
                                                                     47,036,534

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.0%
TransAct
Technologies, Inc. 1                               40,950               874,692
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.6%
Actel Corp. 1                                     119,500             2,096,030
--------------------------------------------------------------------------------
ADE Corp. 1                                        55,300             1,035,216
--------------------------------------------------------------------------------
Advanced Energy
Industries, Inc. 1                                168,400             1,537,492
--------------------------------------------------------------------------------
Agere Systems,
Inc., Cl. A 1                                   1,017,600             1,394,112
--------------------------------------------------------------------------------
Applied Micro
Circuits Corp. 1                                  912,000             3,839,520


                    40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Atheros
Communications,
Inc. 1                                             59,419          $    609,045
--------------------------------------------------------------------------------
Atmel Corp. 1                                   1,385,900             5,432,728
--------------------------------------------------------------------------------
ATMI, Inc. 1                                      145,100             3,269,103
--------------------------------------------------------------------------------
Axcelis
Technologies, Inc. 1                              372,900             3,031,677
--------------------------------------------------------------------------------
Cabot
Microelectronics
Corp. 1                                            73,200             2,931,660
--------------------------------------------------------------------------------
Cascade
Microtech, Inc. 1                                  62,000               832,040
--------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                              361,300             1,990,763
--------------------------------------------------------------------------------
Cohu, Inc.                                         65,000             1,206,400
--------------------------------------------------------------------------------
Cree, Inc. 1                                      122,200             4,897,776
--------------------------------------------------------------------------------
Cymer, Inc. 1                                      46,000             1,358,840
--------------------------------------------------------------------------------
Cypress
Semiconductor
Corp. 1                                            85,300             1,000,569
--------------------------------------------------------------------------------
Diodes, Inc. 1                                     99,404             2,249,513
--------------------------------------------------------------------------------
DSP Group, Inc. 1                                 133,091             2,971,922
--------------------------------------------------------------------------------
Entegris, Inc. 1                                   99,200               987,040
--------------------------------------------------------------------------------
Exar Corp. 1                                       59,700               847,143
--------------------------------------------------------------------------------
Fairchild
Semiconductor
International,
Inc., Cl. A 1                                     133,700             2,173,962
--------------------------------------------------------------------------------
FormFactor, Inc. 1                                 64,900             1,761,386
--------------------------------------------------------------------------------
Genesis
Microchip, Inc. 1                                  16,200               262,764
--------------------------------------------------------------------------------
Helix
Technology Corp.                                  136,000             2,365,040
--------------------------------------------------------------------------------
Integrated Circuit
Systems, Inc. 1                                    89,600             1,874,432
--------------------------------------------------------------------------------
Integrated Device
Technology, Inc. 1                                294,800             3,407,888
--------------------------------------------------------------------------------
International
Rectifier Corp. 1                                  10,400               463,528
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                             212,300             3,553,902
--------------------------------------------------------------------------------
Kopin Corp. 1                                     130,700               505,809

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Kulicke & Soffa
Industries, Inc. 1                                134,400          $  1,158,528
--------------------------------------------------------------------------------
Lam Research Corp. 1                               59,600             1,723,036
--------------------------------------------------------------------------------
Lattice
Semiconductor
Corp. 1                                           355,700             2,027,490
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                 476,700             2,612,316
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                                 141,600             1,876,200
--------------------------------------------------------------------------------
Micrel, Inc. 1                                    492,200             5,424,044
--------------------------------------------------------------------------------
Microsemi Corp. 1                                 338,500             5,876,360
--------------------------------------------------------------------------------
Microtune, Inc. 1                                 303,700             1,855,607
--------------------------------------------------------------------------------
Mindspeed
Technologies, Inc. 1                               97,200               270,216
--------------------------------------------------------------------------------
MIPS Technologies,
Inc., Cl. A 1                                     147,000             1,447,950
--------------------------------------------------------------------------------
Monolithic System
Technology, Inc. 1                                 12,500                77,875
--------------------------------------------------------------------------------
Mykrolis Corp. 1                                  200,200             2,836,834
--------------------------------------------------------------------------------
Nanometrics, Inc. 1                                46,300               746,310
--------------------------------------------------------------------------------
OmniVision
Technologies, Inc. 1                               17,500               321,125
--------------------------------------------------------------------------------
PDF Solutions, Inc. 1                              41,000               660,510
--------------------------------------------------------------------------------
Photronics, Inc. 1                                165,800             2,735,700
--------------------------------------------------------------------------------
Pixelworks, Inc. 1                                 83,300               944,622
--------------------------------------------------------------------------------
PLX
Technology, Inc. 1                                 57,400               596,960
--------------------------------------------------------------------------------
PMC-Sierra, Inc. 1                                159,600             1,795,500
--------------------------------------------------------------------------------
Rambus, Inc. 1                                     85,200             1,959,600
--------------------------------------------------------------------------------
RF Micro
Devices, Inc. 1                                    72,700               497,268
--------------------------------------------------------------------------------
Rudolph
Technologies, Inc. 1                               89,400             1,534,998
--------------------------------------------------------------------------------
Semtech Corp. 1                                    50,900             1,113,183
--------------------------------------------------------------------------------
Sigmatel, Inc. 1                                   60,200             2,138,906
--------------------------------------------------------------------------------
Silicon Image, Inc. 1                             257,601             4,240,112
--------------------------------------------------------------------------------
Silicon Storage
Technology, Inc. 1                                485,100             2,886,345
--------------------------------------------------------------------------------
Siliconix, Inc. 1                                   1,362                49,699


                    41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Skyworks
Solutions, Inc. 1                                 165,500          $  1,560,665
--------------------------------------------------------------------------------
Standard
Microsystems Corp. 1                               39,100               697,153
--------------------------------------------------------------------------------
Supertex, Inc. 1                                    3,800                82,460
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                   71,800             1,225,626
--------------------------------------------------------------------------------
Tessera
Technologies, Inc. 1                               58,800             2,187,948
--------------------------------------------------------------------------------
Trident
Microsystems, Inc. 1                               68,000             1,136,960
--------------------------------------------------------------------------------
Ultra Clean
Holdings, Inc. 1                                   36,100               218,766
--------------------------------------------------------------------------------
Ultratech, Inc. 1                                  83,100             1,566,435
--------------------------------------------------------------------------------
Varian
Semiconductor
Equipment
Associates, Inc. 1                                 25,000               921,250
--------------------------------------------------------------------------------
Virage Logic Corp. 1                               75,600             1,403,892
                                                                   -------------
                                                                    120,295,749

--------------------------------------------------------------------------------
SOFTWARE--4.6%
Activision, Inc. 1                                127,350             2,569,923
--------------------------------------------------------------------------------
Actuate Corp. 1                                    69,400               176,970
--------------------------------------------------------------------------------
Advent
Software, Inc. 1                                   47,900               980,992
--------------------------------------------------------------------------------
Agile
Software Corp. 1                                   53,600               437,912
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                      29,000               761,250
--------------------------------------------------------------------------------
Ansoft Corp. 1                                     48,800               985,760
--------------------------------------------------------------------------------
Ansys, Inc. 1                                     192,800             6,181,168
--------------------------------------------------------------------------------
Ascential
Software Corp. 1                                   84,300             1,374,933
--------------------------------------------------------------------------------
Aspen
Technology, Inc. 1                                 69,200               429,732
--------------------------------------------------------------------------------
Autodesk, Inc.                                     31,400             1,191,630
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                               172,200             1,525,692
--------------------------------------------------------------------------------
Blackbaud, Inc. 1                                   7,900               115,656
--------------------------------------------------------------------------------
BMC Software, Inc. 1                              130,300             2,423,580
--------------------------------------------------------------------------------
Borland
Software Corp. 1                                  264,200             3,085,856

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Cadence Design
Systems, Inc. 1                                    25,100          $    346,631
--------------------------------------------------------------------------------
Catapult
Communications
Corp. 1                                            78,000             1,884,480
--------------------------------------------------------------------------------
CCC Information
Services Group, Inc. 1                              4,400                97,724
--------------------------------------------------------------------------------
Cognos, Inc. 1                                     32,400             1,427,544
--------------------------------------------------------------------------------
Compuware Corp. 1                                 268,700             1,738,489
--------------------------------------------------------------------------------
Concur
Technologies, Inc. 1                                7,100                63,261
--------------------------------------------------------------------------------
E.piphany, Inc. 1                                 103,800               501,354
--------------------------------------------------------------------------------
Entrust
Technologies, Inc. 1                              262,000               992,980
--------------------------------------------------------------------------------
ePlus, inc. 1                                      21,300               251,553
--------------------------------------------------------------------------------
FactSet Research
Systems, Inc.                                      63,000             3,681,720
--------------------------------------------------------------------------------
Fair Isaac Corp.                                   55,400             2,032,072
--------------------------------------------------------------------------------
FileNet Corp. 1                                    79,000             2,035,040
--------------------------------------------------------------------------------
Hyperion
Solutions Corp. 1                                  28,000             1,305,360
--------------------------------------------------------------------------------
Informatica Corp. 1                               227,200             1,844,864
--------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1                          152,900             2,041,215
--------------------------------------------------------------------------------
JDA Software
Group, Inc. 1                                      16,700               227,454
--------------------------------------------------------------------------------
Kronos, Inc. 1                                     72,800             3,722,264
--------------------------------------------------------------------------------
Macromedia, Inc. 1                                 62,300             1,938,776
--------------------------------------------------------------------------------
Macrovision Corp. 1                               114,000             2,932,080
--------------------------------------------------------------------------------
Manugistics
Group, Inc. 1                                     183,200               525,784
--------------------------------------------------------------------------------
McAfee, Inc. 1                                     94,100             2,722,313
--------------------------------------------------------------------------------
Micromuse, Inc. 1                                 204,100             1,132,755
--------------------------------------------------------------------------------
MICROS
Systems, Inc. 1                                    18,200             1,420,692
--------------------------------------------------------------------------------
Midway Games, Inc. 1                               78,300               822,150
--------------------------------------------------------------------------------
Mobius
Management
Systems, Inc. 1                                    49,400               358,348
--------------------------------------------------------------------------------
MRO Software, Inc. 1                               69,300               902,286
--------------------------------------------------------------------------------
MSC.Software Corp. 1                                7,400                77,478


                    42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
NetIQ Corp. 1                                     140,700          $  1,717,947
--------------------------------------------------------------------------------
Open Solutions, Inc. 1                              6,800               176,528
--------------------------------------------------------------------------------
OPNET
Technologies, Inc. 1                               18,700               157,454
--------------------------------------------------------------------------------
PalmSource, Inc. 1                                 54,996               700,649
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                              1,144,700             6,742,283
--------------------------------------------------------------------------------
Pervasive
Software, Inc. 1                                    2,700                13,095
--------------------------------------------------------------------------------
Progress
Software Corp. 1                                   19,900               464,665
--------------------------------------------------------------------------------
Quality
Systems, Inc. 1                                    36,500             2,182,700
--------------------------------------------------------------------------------
Quest Software, Inc. 1                             26,800               427,460
--------------------------------------------------------------------------------
RSA Security, Inc. 1                              218,600             4,385,116
--------------------------------------------------------------------------------
Siebel Systems, Inc. 1                             92,500               971,250
--------------------------------------------------------------------------------
SoftBrands, Inc. 1                                 23,613                51,949
--------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                            76,300             1,712,172
--------------------------------------------------------------------------------
Sybase, Inc. 1                                    339,700             6,777,015
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                  104,400             2,048,328
--------------------------------------------------------------------------------
Synplicity, Inc. 1                                 14,000                82,880
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                  127,200             4,425,288
--------------------------------------------------------------------------------
THQ, Inc. 1                                       194,200             4,454,948
--------------------------------------------------------------------------------
TIBCO
Software, Inc. 1                                  543,300             7,247,622
--------------------------------------------------------------------------------
Transaction Systems
Architects, Inc., Cl. A 1                          67,931             1,348,430
--------------------------------------------------------------------------------
Ulticom, Inc. 1                                   135,949             2,179,262
--------------------------------------------------------------------------------
Verint Systems, Inc. 1                             34,100             1,238,853
--------------------------------------------------------------------------------
Verity, Inc. 1                                    134,900             1,769,888
--------------------------------------------------------------------------------
Wind River Systems,
Inc. 1                                            436,500             5,914,575
--------------------------------------------------------------------------------
Witness
Systems, Inc. 1                                   186,600             3,258,036
                                                                   -------------
                                                                    119,716,114

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--7.1%
--------------------------------------------------------------------------------
CHEMICALS--2.4%
Agrium, Inc.                                       79,500          $  1,339,575
--------------------------------------------------------------------------------
Albemarle Corp.                                    43,400             1,680,014
--------------------------------------------------------------------------------
American
Vanguard Corp.                                     10,050               369,639
--------------------------------------------------------------------------------
Arch Chemicals, Inc.                               86,200             2,480,836
--------------------------------------------------------------------------------
Cabot Corp.                                       130,800             5,059,344
--------------------------------------------------------------------------------
Cambrex Corp.                                      31,000               840,100
--------------------------------------------------------------------------------
Compass Minerals
International, Inc.                               147,300             3,569,079
--------------------------------------------------------------------------------
Crompton Corp.                                    209,000             2,466,200
--------------------------------------------------------------------------------
Cytec Industries, Inc.                             30,600             1,573,452
--------------------------------------------------------------------------------
Eastman
Chemical Co.                                       34,200             1,974,366
--------------------------------------------------------------------------------
Engelhard Corp.                                    28,100               861,827
--------------------------------------------------------------------------------
FMC Corp. 1                                       135,600             6,549,480
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                  36,500             1,040,615
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                115,400             5,746,920
--------------------------------------------------------------------------------
Great Lakes
Chemical Corp.                                    107,100             3,051,279
--------------------------------------------------------------------------------
Hercules, Inc. 1                                   18,500               274,725
--------------------------------------------------------------------------------
MacDermid, Inc.                                   134,500             4,855,450
--------------------------------------------------------------------------------
Material
Sciences Corp. 1                                    4,300                77,357
--------------------------------------------------------------------------------
Minerals
Technologies, Inc.                                 18,500             1,233,950
--------------------------------------------------------------------------------
Mosaic Co. (The) 1                                 60,100               980,832
--------------------------------------------------------------------------------
OM Group, Inc. 1                                   77,300             2,506,066
--------------------------------------------------------------------------------
Omnova
Solutions, Inc. 1                                  40,100               225,362
--------------------------------------------------------------------------------
PolyOne Corp. 1                                   170,100             1,541,106
--------------------------------------------------------------------------------
Schulman (A.), Inc.                                51,800             1,109,038
--------------------------------------------------------------------------------
Scotts Co. (The),
Cl. A 1                                            34,100             2,507,032
--------------------------------------------------------------------------------
Stepan Co.                                         16,300               397,068
--------------------------------------------------------------------------------
Terra Industries, Inc. 1                          441,000             3,916,080
--------------------------------------------------------------------------------
Valspar Corp. (The)                                 8,000               400,080
--------------------------------------------------------------------------------
W.R. Grace & Co. 1                                186,300             2,535,543


                    43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Westlake
Chemical Corp.                                     65,100          $  2,174,340
                                                                   -------------
                                                                     63,336,755

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.6%
AMCOL
International Corp.                                60,100             1,207,409
--------------------------------------------------------------------------------
Eagle Materials, Inc.                              68,000             5,871,800
--------------------------------------------------------------------------------
Eagle Materials,
Inc., Cl. B                                         1,300               109,590
--------------------------------------------------------------------------------
Florida Rock
Industries, Inc.                                   17,300             1,029,869
--------------------------------------------------------------------------------
Martin Marietta
Materials, Inc.                                    58,200             3,123,012
--------------------------------------------------------------------------------
Texas Industries, Inc.                             38,300             2,389,154
--------------------------------------------------------------------------------
Vulcan Materials Co.                               30,100             1,643,761
                                                                   -------------
                                                                     15,374,595

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.3%
AptarGroup, Inc.                                   43,600             2,301,208
--------------------------------------------------------------------------------
Ball Corp.                                         22,400               985,152
--------------------------------------------------------------------------------
Bemis Co., Inc.                                    11,200               325,808
--------------------------------------------------------------------------------
Caraustar
Industries, Inc. 1                                 55,800               938,556
--------------------------------------------------------------------------------
Crown
Holdings, Inc. 1                                  389,200             5,347,608
--------------------------------------------------------------------------------
Graphic
Packaging Corp. 1                                 108,900               784,080
--------------------------------------------------------------------------------
Greif, Inc., Cl. A                                 98,200             5,499,200
--------------------------------------------------------------------------------
Longview Fibre Co.                                 81,800             1,483,852
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                            200,000             4,530,000
--------------------------------------------------------------------------------
Packaging
Corp. of America                                   20,200               475,710
--------------------------------------------------------------------------------
Packaging
Dynamics Corp.                                      8,280               119,232
--------------------------------------------------------------------------------
Pactiv Corp. 1                                     24,100               609,489
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                               69,100             1,047,556
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                             119,100             7,260,336
--------------------------------------------------------------------------------
Smurfit-Stone
Container Corp.                                    51,800               967,624
                                                                   -------------
                                                                     32,675,411

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--2.0%
AK Steel
Holding Corp. 1                                   499,600          $  7,229,212
--------------------------------------------------------------------------------
Aleris
International, Inc. 1                              40,900               692,028
--------------------------------------------------------------------------------
Amerigo
Resources Ltd. 1                                  279,600               450,384
--------------------------------------------------------------------------------
Brush Engineered
Materials, Inc. 1                                  65,500             1,211,750
--------------------------------------------------------------------------------
Carpenter
Technology Corp.                                   71,100             4,156,506
--------------------------------------------------------------------------------
Castle (A.M.) & Co. 1                              43,500               519,390
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                             27,000             2,804,220
--------------------------------------------------------------------------------
Commercial
Metals Co.                                         41,700             2,108,352
--------------------------------------------------------------------------------
Dynatec Corp. 1                                 1,276,100             1,171,565
--------------------------------------------------------------------------------
FNX
Mining Co., Inc. 1                                232,800             1,006,472
--------------------------------------------------------------------------------
Foundation Coal
Holdings, Inc. 1                                   42,900               989,274
--------------------------------------------------------------------------------
Goldcorp, Inc.                                     68,500             1,032,517
--------------------------------------------------------------------------------
Inmet Mining Corp. 1                              136,200             2,448,565
--------------------------------------------------------------------------------
Massey Energy Co.                                  38,500             1,345,575
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                              38,700               734,497
--------------------------------------------------------------------------------
Metal
Management, Inc.                                  103,500             2,781,045
--------------------------------------------------------------------------------
Olympic Steel, Inc. 1                             106,400             2,820,664
--------------------------------------------------------------------------------
Oregon
Steel Mills, Inc. 1                               104,200             2,114,218
--------------------------------------------------------------------------------
Quanex Corp.                                        3,500               239,995
--------------------------------------------------------------------------------
Roanoke
Electric Steel Corp.                                5,800               119,892
--------------------------------------------------------------------------------
RTI International
Metals, Inc. 1                                     35,100               720,954
--------------------------------------------------------------------------------
Ryerson Tull, Inc.                                143,500             2,260,125
--------------------------------------------------------------------------------
Southern
Peru Copper Corp.                                  41,700             1,968,657
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                               29,400             1,113,672
--------------------------------------------------------------------------------
Steel
Technologies, Inc.                                 48,219             1,326,505
--------------------------------------------------------------------------------
Stillwater
Mining Co. 1                                      114,700             1,291,522


                    44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Titanium
Metals Corp. 1                                     33,800          $    815,932
--------------------------------------------------------------------------------
United States
Steel Corp.                                        34,600             1,773,250
--------------------------------------------------------------------------------
Wheaton River
Minerals Ltd. 1                                   383,900             1,249,601
--------------------------------------------------------------------------------
Wheeling-
Pittsburgh Corp. 1                                 28,100             1,082,974
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                  157,800             3,089,724
                                                                   -------------
                                                                     52,669,037

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
Bowater, Inc.                                      31,100             1,367,467
--------------------------------------------------------------------------------
Buckeye
Technologies, Inc. 1                               64,200               835,242
--------------------------------------------------------------------------------
Deltic Timber Corp.                                 4,300               182,535
--------------------------------------------------------------------------------
Glatfelter                                        143,700             2,195,736
--------------------------------------------------------------------------------
Louisiana-
Pacific Corp.                                     106,100             2,837,114
--------------------------------------------------------------------------------
Neenah Paper, Inc. 1                               72,900             2,376,540
--------------------------------------------------------------------------------
Pope & Talbot, Inc.                               150,400             2,573,344
--------------------------------------------------------------------------------
Potlatch Corp.                                    126,300             6,388,254
--------------------------------------------------------------------------------
Wausau-Mosinee
Paper Corp.                                       104,400             1,864,584
                                                                   -------------
                                                                     20,620,816

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
Alaska
Communications
Systems Group, Inc. 1                              61,300               529,019
--------------------------------------------------------------------------------
Arbinet
Holdings, Inc. 1                                   44,400             1,103,340
--------------------------------------------------------------------------------
AXXENT, Inc. 1,3                                  100,000                    --
--------------------------------------------------------------------------------
CenturyTel, Inc.                                   58,500             2,074,995
--------------------------------------------------------------------------------
Commonwealth
Telephone
Enterprises, Inc. 1                                   900                44,694
--------------------------------------------------------------------------------
Crown Castle
International Corp. 1                              39,900               663,936

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
CT
Communications,
Inc.                                                41,500         $    510,450
--------------------------------------------------------------------------------
D&E
Communications,
Inc.                                                 4,000               48,200
--------------------------------------------------------------------------------
Iowa
Telecommunications
Services, Inc. 1                                    82,700            1,783,839
--------------------------------------------------------------------------------
North Pittsburgh
Systems, Inc.                                       64,600            1,597,558
--------------------------------------------------------------------------------
Shenandoah
Telecommunications
Co.                                                  5,200              155,740
--------------------------------------------------------------------------------
Time Warner
Telecom, Inc., Cl. A 1                              18,700               81,532
                                                                   -------------
                                                                      8,593,303

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
@Road, Inc. 1                                      111,100              767,701
--------------------------------------------------------------------------------
AirGate PCS, Inc. 1                                 18,800              669,280
--------------------------------------------------------------------------------
Alamosa
Holdings, Inc. 1                                   191,100            2,383,017
--------------------------------------------------------------------------------
Boston
Communications
Group, Inc. 1                                       22,200              205,128
--------------------------------------------------------------------------------
InPhonic, Inc. 1                                    38,100            1,046,988
--------------------------------------------------------------------------------
Nextel
Partners, Inc., Cl. A 1                             78,700            1,537,798
--------------------------------------------------------------------------------
Price
Communications
Corp.                                               36,500              678,535
--------------------------------------------------------------------------------
SBA
Communications
Corp. 1                                            193,000            1,791,040
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.                                       16,300            1,254,285
--------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                  636,000            4,528,320
--------------------------------------------------------------------------------
United States
Cellular Corp. 1                                    25,000            1,119,000
--------------------------------------------------------------------------------
USA Mobility, Inc. 1                                66,000            2,330,460
                                                                   -------------
                                                                     18,311,552


                    45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--1.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
ALLETE, Inc.                                       63,300        $    2,326,275
--------------------------------------------------------------------------------
Aquila, Inc. 1                                    470,800             1,737,252
--------------------------------------------------------------------------------
Calpine Corp. 1                                   340,400             1,341,176
--------------------------------------------------------------------------------
Canadian Hydro
Developers, Inc. 1                                406,000             1,148,721
--------------------------------------------------------------------------------
CH Energy
Group, Inc.                                        81,200             3,901,660
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                515,500             5,386,975
--------------------------------------------------------------------------------
Duquesne Light
Holdings, Inc.                                        900                16,965
--------------------------------------------------------------------------------
El Paso Electric Co. 1                             63,400             1,200,796
--------------------------------------------------------------------------------
Green Mountain
Power Corp.                                        12,800               369,024
--------------------------------------------------------------------------------
IDACORP, Inc.                                     159,700             4,882,029
--------------------------------------------------------------------------------
Northeast
Utilities Co.                                      59,300             1,117,805
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                 15,800               569,590
--------------------------------------------------------------------------------
Ormat
Technologies, Inc. 1                              224,600             3,656,488
--------------------------------------------------------------------------------
PNM Resources, Inc.                               125,100             3,163,779
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                             33,400               455,910
                                                                 ---------------
                                                                     31,274,445

--------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Atmos Energy Corp.                                 90,700             2,480,645
--------------------------------------------------------------------------------
Chesapeake
Utilities Corp.                                    15,600               416,520
--------------------------------------------------------------------------------
Energen Corp.                                      27,200             1,603,426
--------------------------------------------------------------------------------
Laclede Group,
Inc. (The)                                          8,000               249,200
--------------------------------------------------------------------------------
New Jersey
Resources Corp.                                    12,500               541,750
--------------------------------------------------------------------------------
Nicor, Inc.                                        18,400               679,696
--------------------------------------------------------------------------------
ONEOK, Inc.                                        22,200               630,924
--------------------------------------------------------------------------------
Southwest Gas Corp.                                29,800               756,920
--------------------------------------------------------------------------------
WGL Holdings, Inc.                                  2,800                86,352
                                                                 ---------------
                                                                      7,445,433

                                                                          VALUE
                                                   SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
Dynegy, Inc. 1                                    104,900        $      484,638
--------------------------------------------------------------------------------
Energy East Corp.                                  14,200               378,856
--------------------------------------------------------------------------------
Sierra
Pacific Resources 1                               184,200             1,934,100
                                                                 ---------------
                                                                      2,797,594
                                                                 ---------------
Total Common Stocks
(Cost $2,070,741,232)                                             2,580,486,218

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Simon Property
Group Inc., 6% Cv.,
Non-Vtg.
(Cost $93,170)                                      1,740               103,043


                                                    UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Timco Aviation
Services, Inc. Wts.,
Exp. 2/28/07 1,3
(Cost $0)                                           3,661                    37


                                                PRINCIPAL
                                                   AMOUNT
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND
NOTES--0.0%
--------------------------------------------------------------------------------
Mueller Industries,
Inc., 6% Sub. Nts.,
11/1/14                                        $  655,000               645,175
--------------------------------------------------------------------------------
Timco Aviation
Services, Inc., 8%
Sub. Nts., 1/2/07 3,4                               3,969                   278
                                                                 ---------------
Total Non-
Convertible
Corporate Bonds
and Notes (Cost $657,052)                                               645,453


                    46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
--------------------------------------------------------------------------------
Undivided interest of 1.46% in joint
repurchase agreement (Principal Amount/
Value $1,443,703,000, with a maturity value
of $1,443,962,867) with UBS Warburg LLC,
2.16%, dated 12/31/04, to be repurchased
at $21,124,802 on 1/3/05, collateralized by
Federal National Mortgage Assn., 5%--6%,
4/1/34--10/1/34, with a value of
1,474,609,071
(Cost $21,121,000)                            $21,121,000      $     21,121,000
--------------------------------------------------------------------------------
Total Investments, at value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $2,092,612,454)                                             2,602,355,751
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--21.4%
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--1.3%
Money Market Trust,
Series A, 2.478%,
1/18/05 5                                       7,000,000             7,000,000
--------------------------------------------------------------------------------
Whitehawk CDO
Funding Corp.,
2.56%, 3/15/05 5                               27,000,000            27,000,000
                                                               -----------------
                                                                     34,000,000

--------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.7%
Protective Life
Insurance Co.,
2.25%, 1/31/05 5                               18,000,000            18,000,000
--------------------------------------------------------------------------------
MASTER FLOATING NOTES--1.5%
Bear Stearns,
2.493%, 1/3/05 5                               17,000,000            17,000,000
--------------------------------------------------------------------------------
Merrill Lynch
Mortgage Capital,
2.413%, 1/3/05 5                               21,000,000            21,000,000
                                                               -----------------
                                                                     38,000,000

--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--4.5%
American Express
Credit Corp., 2.45%
Nts., Series B,
1/11/05 5                                       4,000,530             4,000,530
American Express
Credit Corp., 2.432%
Sr. Nts., 1/18/05 5                            20,028,750            20,028,750

                                                PRINCIPAL                 VALUE
                                                   AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
CIT Group, Inc.,
2.187% Sr. Nts.,
1/31/05 5                                    $ 13,852,762          $ 13,852,762
--------------------------------------------------------------------------------
Countrywide Home
Loans, Inc., 2.436%
Unsec. Unsub. Nts.,
Series M, 2/22/05 5                            11,998,956            11,998,956
Countrywide Home
Loans, Inc., 2.11%
Nts., Series L,
1/18/05 5                                      11,759,145            11,759,145
--------------------------------------------------------------------------------
Deutsche
Bank AG (New
York), 2.208%
Deposit Nts.,
1/14/05 5                                      24,000,000            24,000,000
--------------------------------------------------------------------------------
General Electric
Capital Corp.,
2.443% Nts.,
1/3/05 5                                       10,027,734            10,027,734
--------------------------------------------------------------------------------
Morgan Stanley,
2.365% Sr. Nts.,
1/3/05 5                                       22,000,000            22,000,000
                                                               -----------------
                                                                    117,667,877

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--9.2%
Undivided interest of 33.33% in joint
repurchase agreement (Principal Amount/
Value $300,000,000, with a maturity value
of $300,059,063) with CDC Financial
Products, Inc., 2.3625%, dated 12/31/04,
to be repurchased at $100,019,688 on
1/3/05, collateralized by AAA Asset-Backed
Securities, 0%-4.725%, 10/15/08-
2/15/34, with a value
of $315,062,016 5                             100,000,000           100,000,000
--------------------------------------------------------------------------------
Undivided interest of 5.03% in joint
repurchase agreement (Principal Amount/
Value $2,800,000,000, with a maturity value
of $2,800,550,669) with Nomura Securities,
2.36%, dated 12/31/04, to be repurchased
at $140,974,504 on 1/3/05, collateralized
by U.S. Government Mortgage
Agencies, 2.58%-7.50%, 1/15/08-
10/15/44, with a value
of $2,908,566,289 5                           140,946,784           140,946,784
                                                               -----------------
                                                                    240,946,784


                    47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                 PRINCIPAL                VALUE
                                                    AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
TIME DEPOSIT--0.7%
Bank Nederlandse
Gemeenten BNG,
1.929%, 1/31/05 5                              $18,000,000     $     18,000,000
--------------------------------------------------------------------------------
U.S. AGENCIES--2.4%
Federal Home Loan
Mortgage Corp.,
2.415% Unsec. Nts.,
3/9/05 5                                        37,000,000           37,000,000
--------------------------------------------------------------------------------
Federal National
Mortgage Assn.,
2.021% Unsec. Nts.,
1/21/05 5                                       24,983,640           24,983,640
                                                                 ---------------
                                                                     61,983,640

--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--1.1%
BNP Paribas (NY
Branch), 2.336%
Deposit Nts.,
1/3/05 5                                        20,107,500           20,107,500
--------------------------------------------------------------------------------
Natexis Banque NY,
2.193% Deposit
Nts., 1/3/05 5                                   9,996,000            9,996,000
                                                                 ---------------
                                                                     30,103,500
                                                                 ---------------
Total Investments Purchased with
Cash Collateral from Securities
Loaned
(Cost $558,701,801)                                                 558,701,801

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,651,314,255)                                121.2%     $ 3,161,057,552
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                      (21.2)        (553,461,951)
                                              ----------------------------------
NET ASSETS                                           100.0%     $ 2,607,595,601
                                              ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $698,973 or 0.03% of the Fund's net assets as of December 31, 2004.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $1,402,556, which represents 0.05% of the Fund's net assets, of which $1,402,241 is considered restricted. See Note 6 of Notes to Financial Statements.

4. Interest or dividend is paid-in-kind.

5. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

6. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
------------------------------------------------------------------------------------------------

December 31, 2004
------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $546,079,426)
(cost $2,651,314,255)--see accompanying statement of investments                 $3,161,057,552
------------------------------------------------------------------------------------------------
Cash                                                                                  1,661,185
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                      6,212,509
Shares of beneficial interest sold                                                    5,706,931
Interest and dividends                                                                1,357,526
Other                                                                                    16,749
                                                                                 ---------------
Total assets                                                                      3,176,012,452

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                          558,701,801
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                 3,706,025
Shares of beneficial interest redeemed                                                3,641,920
Distribution and service plan fees                                                    1,459,979
Transfer and shareholder servicing agent fees                                           561,457
Shareholder communications                                                              238,508
Trustees' compensation                                                                   26,144
Other                                                                                    81,017
                                                                                ----------------
Total liabilities                                                                   568,416,851

------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 2,607,595,601
                                                                                ================
------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                      $       132,128
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                        2,018,861,417
------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                      (6,736,408)
------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency                    85,594,187
transactions
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                       509,744,277
                                                                                ----------------
NET ASSETS                                                                      $ 2,607,595,601
                                                                                ================


                    49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,418,136,794 and 70,611,164 shares of beneficial interest outstanding)                 $20.08
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                 $21.31
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $534,005,789
and 27,844,051 shares of beneficial interest outstanding)                                $19.18
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $473,645,731
and 24,642,727 shares of beneficial interest outstanding)                                $19.22
------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $111,806,585
and 5,635,635 shares of beneficial interest outstanding)                                 $19.84
------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $70,000,702 and 3,394,370 shares of beneficial interest outstanding)       $20.62

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  Unaudited
------------------------------------------------------------------------------

For the Six Months Ended December 31, 2004
------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $34,041)           $10,127,591
------------------------------------------------------------------------------
Portfolio lending fees                                                652,556
------------------------------------------------------------------------------
Interest                                                              424,033
                                                                  ------------
Total investment income                                            11,204,180

------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------
Management fees                                                     7,170,418
------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                             1,515,407
Class B                                                             2,391,702
Class C                                                             2,062,026
Class N                                                               232,818
------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                             1,733,439
Class B                                                               704,003
Class C                                                               488,619
Class N                                                               189,210
Class Y                                                                10,531
------------------------------------------------------------------------------
Shareholder communications:
Class A                                                               113,879
Class B                                                               104,935
Class C                                                                50,477
Class N                                                                 5,187
------------------------------------------------------------------------------
Custodian fees and expenses                                            24,730
------------------------------------------------------------------------------
Trustees' compensation                                                 21,668
------------------------------------------------------------------------------
Other                                                                  76,658
                                                                  ------------
Total expenses                                                     16,895,707
Less reduction to custodian expenses                                   (5,306)
Less payments and waivers of expenses                                 (28,930)
                                                                  ------------
Net expenses                                                       16,861,471

------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                (5,657,291)


                   51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                               $208,071,690
Foreign currency transactions                                                  976,555
                                                                          -------------
Net realized gain                                                          209,048,245
---------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                100,550,662
Translation of assets and liabilities denominated in foreign currencies     (1,979,500)
                                                                          -------------
Net change in unrealized appreciation                                       98,571,162

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $301,962,116
                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                          ENDED               YEAR
                                                                   DECEMBER 31,              ENDED
                                                                           2004           JUNE 30,
                                                                    (UNAUDITED)               2004
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment loss                                             $    (5,657,291)   $   (13,738,873)
---------------------------------------------------------------------------------------------------
Net realized gain                                                   209,048,245        267,310,051
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                98,571,162        168,751,120
                                                                -----------------------------------
Net increase in net assets resulting from operations                301,962,116        422,322,298

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                            (125,308,831)                --
Class B                                                             (49,477,346)                --
Class C                                                             (43,436,980)                --
Class N                                                             (10,035,671)                --
Class Y                                                              (5,774,095)                --

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                             201,261,329        378,933,360
Class B                                                              40,810,488         44,527,545
Class C                                                              61,113,712         81,015,380
Class N                                                              24,121,737         27,655,726
Class Y                                                              51,492,640          4,356,492

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase                                                      446,729,099        958,810,801
---------------------------------------------------------------------------------------------------
Beginning of period                                               2,160,866,502      1,202,055,701
                                                                -----------------------------------
End of period (including accumulated net investment
loss of $6,736,408 and $1,079,117, respectively)                $ 2,607,595,601    $ 2,160,866,502
                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                                 ENDED                                                                 YEAR
                                          DECEMBER 31,                                                                ENDED
                                                  2004                                                             JUNE 30,
CLASS A                                    (UNAUDITED)             2004          2003         2002         2001      2000 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    19.52       $    14.78      $  15.12     $  15.02     $  14.77     $  10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                               (.03) 2          (.10)         (.08)        (.08)        (.08)        (.06)
Net realized and unrealized gain
(loss)                                            2.55             4.84          (.26)         .19         1.12         4.85
                                            ----------------------------------------------------------------------------------
Total from investment operations                  2.52             4.74          (.34)         .11         1.04         4.79
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain             (1.96)              --            --         (.01)        (.79)        (.02)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    20.08       $    19.52      $  14.78     $  15.12     $  15.02     $  14.77
                                            ==================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               13.32%           32.07%        (2.25)%       0.71%        7.66%       47.98%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                  $1,418,137       $1,177,389      $584,052     $512,337     $294,780     $141,721
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $1,218,244       $  904,397      $490,057     $386,221     $205,916     $ 75,295
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                              (0.20)%          (0.42)%       (0.59)%      (0.50)%      (0.60)%      (0.82)%
Total expenses                                    1.20%            1.17%         1.39%        1.37%        1.28%        1.50%
Expenses after payments and
waivers and reduction to custodian
expenses                                           N/A 5,6          N/A 5,6      1.36%         N/A 5        N/A 5        N/A 5
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             75%             127%          117%         134%         181%         108%

1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                          SIX MONTHS
                                               ENDED                                                                  YEAR
                                        DECEMBER 31,                                                                 ENDED
                                                2004                                                              JUNE 30,
CLASS B                                  (UNAUDITED)          2004            2003         2002         2001        2000 1
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  18.79        $  14.35        $  14.79     $  14.80     $  14.68      $  10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                           (.09) 2         (.20)           (.14)        (.12)        (.14)         (.11)
Net realized and unrealized
gain (loss)                                   2.44            4.64            (.30)         .12         1.05          4.81
                                          ----------------------------------------------------------------------------------
Total from investment operations              2.35            4.44            (.44)          --          .91          4.70
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain         (1.96)             --              --         (.01)        (.79)         (.02)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  19.18        $  18.79        $  14.35     $  14.79     $  14.80      $  14.68
                                          ==================================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3           12.92%          30.94%          (2.98)%      (0.02)%       6.79%        47.08%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $534,006        $482,028        $330,174     $285,102     $177,479      $ 99,060
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $476,303        $432,160        $268,057     $218,939     $128,350      $ 51,951
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                          (0.99)%         (1.26)%         (1.34)%      (1.25)%      (1.36)%       (1.53)%
Total expenses                                1.98%           2.01%           2.21%        2.12%        2.05%         2.21%
Expenses after payments and
waivers and reduction to
custodian expenses                             N/A 5           N/A 5,6        2.11%         N/A 5        N/A 5         N/A 5
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         75%            127%            117%         134%         181%          108%

1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued

                                        SIX MONTHS
                                             ENDED                                                                     YEAR
                                      DECEMBER 31,                                                                    ENDED
                                              2004                                                                 JUNE 30,
CLASS C                                (UNAUDITED)            2004            2003          2002         2001        2000 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  18.82        $  14.36        $  14.79      $  14.81     $  14.68      $  10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                           (.09) 2         (.17)           (.13)         (.10)        (.13)         (.10)
Net realized and unrealized
gain (loss)                                   2.45            4.63            (.30)          .09         1.05          4.80
                                          ---------------------------------------------------------------------------------
Total from investment operations              2.36            4.46            (.43)         (.01)         .92          4.70
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized
gain                                         (1.96)             --              --          (.01)        (.79)         (.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  19.22        $  18.82        $  14.36      $  14.79     $  14.81      $  14.68

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3           12.95%          31.06%          (2.91)%       (0.09)%       6.86%        47.08%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $473,646        $402,056        $238,717      $186,108     $ 89,814      $ 43,695
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $410,652        $340,201        $186,380      $127,393     $ 60,762      $ 21,984
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                          (0.91)%         (1.17)%         (1.30)%       (1.23)%      (1.36)%       (1.54)%
Total expenses                                1.91% 5,6        1.91% 5,6      2.07% 5       2.12% 5      2.05% 5       2.21% 5
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         75%            127%            117%          134%         181%          108%

1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                              SIX MONTHS
                                                   ENDED                                               YEAR
                                            DECEMBER 31,                                              ENDED
                                                    2004                                           JUNE 30,
CLASS N                                      (UNAUDITED)         2004         2003         2002      2000 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  19.33     $  14.69     $  15.05     $  15.00     $  13.53
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                                 (.05) 2      (.14)        (.11)        (.12)        (.02)
Net realized and unrealized gain (loss)             2.52         4.78         (.25)         .18         1.49
                                                -------------------------------------------------------------
Total from investment operations                    2.47         4.64         (.36)         .06         1.47
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain               (1.96)          --           --         (.01)          --
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $  19.84     $  19.33     $  14.69     $  15.05     $  15.00
                                                =============================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 13.19%       31.59%       (2.39)%       0.38%       10.87%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $111,807     $ 84,678     $ 41,474     $ 14,557     $    995
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 92,811     $ 65,107     $ 24,417     $  5,924     $    445
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (0.50)%      (0.77)%      (0.83)%      (0.66)%      (0.76)%
Total expenses                                      1.56%        1.61%        1.64%        1.65%        1.59%
Expenses after payments and waivers and
reduction to custodian expenses                     1.50%        1.52%        1.60%         N/A 5        N/A 5
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               75%         127%         117%         134%         181%

1. For the period from March 1, 2001 (commencement of operations) to June 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
---------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                   ENDED                                                             YEAR
                                            DECEMBER 31,                                                            ENDED
                                                    2004                                                         JUNE 30,
CLASS Y                                      (UNAUDITED)         2004         2003         2002         2001       2000 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  19.94     $  15.03     $  15.27     $  15.11     $  14.82     $  10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .04 2       (.03)        (.07)        (.10)        (.05)        (.04)
Net realized and unrealized gain (loss)             2.60         4.94         (.17)         .27         1.13         4.88
                                                ---------------------------------------------------------------------------
Total from investment operations                    2.64         4.91         (.24)         .17         1.08         4.84
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain               (1.96)          --           --         (.01)        (.79)        (.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  20.62     $  19.94     $  15.03     $  15.27     $  15.11     $  14.82
                                                ===========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 13.64%       32.67%       (1.57)%       1.11%        7.90%       48.48%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 70,001     $ 14,714     $  7,637     $  1,619     $      2     $      1
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 41,573     $ 11,428     $  3,460     $    813     $      2     $      1
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                        0.36%        0.06%        0.00%        0.01%       (0.23)%      (0.37)%
Total expenses                                      0.70%        0.70%        0.79%        0.97%        0.89%        1.18%
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 5        N/A 5        N/A 5       0.93%         N/A 5        N/A
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               75%         127%         117%         134%         181%         108%

1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   58 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

      Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with


                   59 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments


                   60 | OPPENHEIMER MAIN STREET SMALL CAP FUND not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      At December 31, 2004, the Fund did not utilize any capital loss carryforward. During the year ended June 30, 2004, the Fund did utilize $70,002,232 of capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                   61 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:



                              SIX MONTHS ENDED DECEMBER 31, 2004               YEAR ENDED JUNE 30, 2004
                                         SHARES           AMOUNT                SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------
CLASS A
Sold                                 12,621,277    $ 245,125,728            32,939,499    $ 598,701,241
Dividends and/or
distributions reinvested              6,059,391      117,188,697                    --               --
Redeemed                             (8,391,887)    (161,053,096)          (12,136,242)    (219,767,881)
                                     -------------------------------------------------------------------
Net increase                         10,288,781    $ 201,261,329            20,803,257    $ 378,933,360
                                     ===================================================================
--------------------------------------------------------------------------------------------------------
CLASS B
Sold                                  2,017,463    $  37,604,672             6,984,210    $ 120,455,940
Dividends and/or
distributions reinvested              2,487,163       45,962,786                    --               --
Redeemed                             (2,311,075)     (42,756,970)           (4,345,520)     (75,928,395)
                                     -------------------------------------------------------------------
Net increase                          2,193,551    $  40,810,488             2,638,690    $  44,527,545
                                     ===================================================================
--------------------------------------------------------------------------------------------------------
CLASS C
Sold                                  3,008,924    $  56,092,847             8,263,691    $ 143,367,935
Dividends and/or
distributions reinvested              2,070,937       38,353,765                    --               --
Redeemed                             (1,797,553)     (33,332,900)           (3,529,199)     (62,352,555)
                                     -------------------------------------------------------------------
Net increase                          3,282,308    $  61,113,712             4,734,492    $  81,015,380
                                     ===================================================================
--------------------------------------------------------------------------------------------------------
CLASS N
Sold                                  1,342,345    $  25,923,166             2,411,657    $  43,148,843
Dividends and/or
distributions reinvested                506,098        9,671,541                    --               --
Redeemed                               (593,146)     (11,472,970)             (855,151)     (15,493,117)
                                     -------------------------------------------------------------------
Net increase                          1,255,297    $  24,121,737             1,556,506    $  27,655,726
                                     ===================================================================
--------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                  2,619,302    $  50,788,546               477,927    $   8,743,537
Dividends and/or
distributions reinvested                290,730        5,773,898                    --               --
Redeemed                               (253,468)      (5,069,804)             (248,379)      (4,387,045)
                                     -------------------------------------------------------------------
Net increase                          2,656,564    $  51,492,640               229,548    $   4,356,492
                                     ===================================================================



                   62 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2004, were $1,845,936,078 and $1,677,036,963, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2004, the Fund paid $2,994,053 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under


                   63 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2004 for Class B, Class C and Class N shares were $6,902,649, $4,474,906 and $1,216,699, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

-------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                CLASS A           CLASS B          CLASS C         CLASS N
                               CLASS A       CONTINGENT        CONTINGENT       CONTINGENT      CONTINGENT
                       FRONT-END SALES   DEFERRED SALES    DEFERRED SALES   DEFERRED SALES  DEFERRED SALES
                               CHARGES          CHARGES           CHARGES          CHARGES         CHARGES
SIX MONTHS                 RETAINED BY      RETAINED BY       RETAINED BY      RETAINED BY     RETAINED BY
ENDED                      DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
December 31, 2004             $543,591         $ 29,827          $349,122         $ 27,780         $23,315

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended December 31, 2004, OFS waived $9, $4 and $28,917 for Class A, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                   64 | OPPENHEIMER MAIN STREET SMALL CAP FUND

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                     VALUATION AS OF        UNREALIZED
                                   ACQUISITION                          DECEMBER 31,      APPRECIATION
SECURITY                                 DATES             COST                 2004     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Lightning Energy Ltd.                  11/8/04         $691,667             $635,326         $ (56,341)
ProspEx Resources Ltd.                11/17/04          120,752              125,623             4,871
Tusk Energy Corp.                     11/15/04          492,524              641,292           148,768

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of December 31, 2004, the Fund had on loan securities valued at $546,079,426. Cash of $558,701,801 was received as collateral for the loans, all of which was invested in approved instruments.


                   65 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   66 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    67 | OPPENHEIMER MAIN STREET SMALL CAP FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)